                                  Legacy III


As filed with the Securities and Exchange Commission on April 12, 2001
                                       1933 Act Registration No.: 333-18419
                                       1940 Act Registration No.: 811-05721
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                        POST-EFFECTIVE AMENDMENT NO. 5                      [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 34                             [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

--------------------------------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802

--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copy to:
                               Kimberly J. Smith
                       Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C.  20004

                   Title of securities being registered:
 Interests in a separate account under individual flexible premium deferred variable annuity contracts.


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2001, pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on _____________ pursuant to paragraph (a)(1) of Rule 485

                  Lincoln National Variable Annuity Account H
                             (American Legacy III)

                Supplement to the Prospectus Dated May 1, 2001

                 Special Purchase Plan for American Legacy III
               Enhanced Guaranteed Minimum Death Benefit (EGMDB)


This Supplement describes certain changes to the Prospectus for the American Legacy III ("Legacy III") Variable Annuity Contracts offered through Lincoln National Variable Annuity Account H. This Supplement is only applicable to those contractowners of The American Legacy ("Legacy") and American Legacy II ("Legacy II") Variable Annuity Contracts who elect to purchase a Legacy III Variable Annuity under the Special Purchase Plan (the "Plan").

If you purchase a Legacy III contract under the Plan, the annual mortality and expense risk charge and administrative charge for the Enhanced Guaranteed Minimum Death Benefit Rider (EGMDB) (as described below) will equal 1.25% (rather than the 1.40% stated in the Legacy III Prospectus).

The EGMDB is defined as the greatest of:
    a) the current contract value as of the date on which the death claim is approved by Lincoln Life for payment; or
    b) the sum of all purchase payments minus withdrawals, partial annuitizations, and premium tax incurred since the inception of the Legacy III contract; or
    c) the highest contract value on the contract date or any contract date anniversary (determined before the allocation of any purchase payments on that contract date anniversary) prior to the 81/st/ birthday of the deceased contractowner, joint owner, or annuitant and prior to the death of the contractowner, joint owner, or annuitant for whom a death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, partial annuitizations and premium taxes incurred, if any, on or after the contract date anniversary on which the highest contract value is obtained.

The EGMDB is further described in the Legacy III Prospectus.

By choosing to purchase a new Legacy III contract, you will be subject to new surrender charges as follows:
                                        Number of complete contract years that a
                                        purchase payment has been invested
                                        ----------------------------------
                                        Less than        At least
                                        2 years          2  3  4  5  6  7+
Surrender charge as a percentage
 of the surrendered or withdrawn
 purchase payments                      6%               5  4  3  2  1  0

Surrender charges are further discussed in the Legacy III Prospectus. The contract value from your Legacy or Legacy II contract will be applied as an initial purchase payment under the Legacy III contract, and your Legacy or Legacy II contract will terminate. Any surrender charges remaining on your Legacy or Legacy II contract will be waived upon the purchase of the Legacy

III contract. The initial purchase payment will be allocated among the Legacy III investment options in the same manner as your current allocation under Legacy or Legacy II.

Note: It is important to understand Legacy III has different death benefit provisions than the Legacy or Legacy II contracts. In addition, the death benefits may be received by different people under the two types of contracts. Please study the Legacy III Prospectus and contract and discuss both with your registered representative to make sure Legacy III is suitable for you, given your planning and investment needs, financial status, and retirement goals. Also, note that under Legacy III, only one joint owner is allowed. If you have multiple joint owners under your Legacy or Legacy II contract, you should consult with your tax adviser to understand the implications of changing from Legacy or Legacy II to Legacy III.

This Plan is available to contractowners with surrender charges of 2% or less of the contract value under the Legacy or Legacy II contract. This Plan is only available for contracts sold in the nonqualified or IRA markets (excluding SEP and SARSEP markets) and to those contracts in which the contractowner, joint owner, and annuitant are under age 76.

You may cancel the Legacy III contract for any reason within ten days (in some states longer) of receipt of the contract in accordance with the terms of the Return privilege discussed in the Legacy III Prospectus. Upon cancellation, the contract value or initial purchase payment will be returned to the Legacy or Legacy II contract, and no surrender charges will be assessed under the Legacy III contract. However, any surrender charges previously waived on the Legacy or Legacy II contract will be reimposed.

Please keep this Supplement with your Legacy III Prospectus and retain it for future reference.

                  Lincoln National Variable Annuity Account H
                             (American Legacy III)

                Supplement to the Prospectus Dated May 1, 2001


                 Special Purchase Plan for American Legacy III
                       Estate Enhancement Benefit Rider

This Supplement describes certain changes to the Prospectus for the American Legacy III ("Legacy III") Variable Annuity Contracts offered through Lincoln National Variable Annuity Account H. This Supplement is only applicable to those contractowners of The American Legacy ("Legacy") or American Legacy II ("Legacy II") Variable Annuity Contracts who elect to purchase a Legacy III Variable Annuity under the Special Purchase Plan (the "Plan").

If you purchase a Legacy III contract under the Plan, you will receive the product described in the Legacy III Prospectus; however, contractowners will receive a different death benefit than the death benefit described in the Legacy III prospectus. Contractowners will receive the Estate Enhancement Benefit as the death benefit as provided by the Estate Enhancement Benefit Rider (the "Rider"). The mortality and expense risk, administrative charge, and Rider charge together will equal an annual charge of 1.60%. (You may receive this benefit at a lesser cost until our systems are modified to deduct the full charge.) The recipient of the death benefit and the manner of payment are described in your Legacy III Prospectus. The Rider is described in more detail below.

Note: It is important to understand that Legacy III has different death benefit provisions than the Legacy or Legacy II contracts. In addition, the death benefits may be received by different people under the two types of contracts. Please study the Legacy III Prospectus and contract and discuss both with your registered representative to make sure Legacy III is suitable for you, given your planning and investment needs, financial status, and retirement goals. Also, note that under Legacy III, only one joint owner is allowed. If you have multiple joint owners under your Legacy or Legacy II contract, you should consult with your tax adviser to understand the implications of changing from Legacy or Legacy II to Legacy III.

By choosing to purchase a new Legacy III contract, you will be subject to new surrender charges as follows:

                                        Number of complete contract years that
                                        a purchase payment has been invested
                                        ------------------------------------
                                        Less than  At least
                                        2 years    2   3   4   5   6   7+
Surrender charge as a percentage
 of the surrendered or withdrawn
 purchase payments                      6%         5   4   3   2   1   0

Surrender charges are further discussed in the Legacy III Prospectus. The contract value from your Legacy or Legacy II contract will be applied as an initial purchase payment under the Legacy III contract, and your Legacy or Legacy II contract will terminate. Any surrender charges remaining on your Legacy or Legacy II contract will be waived upon the purchase of the Legacy III contract.

The initial purchase payment will be allocated among the Legacy III investment options in the same manner as your current allocation under Legacy or Legacy II.


The amount of death benefit payable under the Rider is the greatest of the following four amounts:

1) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

2) The sum of all purchase payments, minus all withdrawals, partial annuitizations, and premium tax incurred, since inception of the Legacy III contract, if any.

3) The highest contract value on the contract date or any contract date anniversary (determined before the allocation of any purchase payments on that contract date anniversary) prior to the 81st birthday of the deceased contractowner, joint owner, or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, partial annuitizations and premium taxes incurred, if any, on or after the contract date anniversary on which the highest contract value is obtained.

4) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the result of the Enhancement Rate multiplied times the lesser of: (1) the contract earnings; or (2) the covered earnings limit.

                           Age of oldest Contractowner/Joint Owner/Annuitant
                                on date when this Rider became effective
                                ----------------------------------------

Enhancement rate equals:        Ages 0-69    Ages 70-75     Ages 76+
                                  40.0%        25.0%          0.0%

Contract earnings equals:

1) the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2) each purchase payment that is made to the Legacy III contract on or after the effective date of this contract, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

3) the amount by which each withdrawal made on or after the effective date of the Legacy III contract, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

Covered earnings limit equals 200% of:

1)   the initial purchase payment; plus
2) each purchase payment that is made to the Legacy III contract on or after the effective date of this contract, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
3) the amount by which each withdrawal made on or after the effective date of the Legacy III contract, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

If the surviving spouse of the deceased is the recipient of the death benefit under this contract, the spouse may elect to continue the contract as the sole contractowner, and have an amount equal to the excess, if any, of the death benefit over the contract value credited to the contract. The Rider will continue in effect, but under the terms specified in the Rider. Amount number 4 under the amount of death benefit payable is not applicable if the surviving spouse or annuitant is over age 75 at the time the original death benefit was approved for payment. If this occurs, the annual charge on the contract value will be reduced from 1.60% to 1.40%.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Legacy III contract unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner, or annuitant will reduce the death benefit to the contract value (as of the valuation date the death claim is approved by Lincoln Life for payment). The Rider will also terminate upon commencement of annuity payments.

This Plan is available to a contractowner with surrender charges of 2% or less of the contract value on the Legacy or Legacy II contract. This Plan is only available for contracts sold in the nonqualified or IRA markets (excluding SEP and SARSEP markets) and to those contracts in which the contractowner, joint owner and annuitant are under age 76.

You may cancel this contract for any reason within ten days (in some states longer) in accordance with the terms of the return privilege discussed in the Legacy III Prospectus. Upon cancellation, the contract value will be returned to the Legacy or Legacy II contract and any surrender charges previously waived on the Legacy or Legacy II contract will be reimposed. After the cancellation period has ended, you may not cancel the Rider unless you surrender the contract or annuitize.

Please keep this Supplement with your Legacy III Prospectus and retain it for your reference.

American Legacy III
Lincoln National Variable Annuity Account H

Individual Variable Annuity Contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802

www.LincolnLife.com

This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Qualified, non-ERISA 403(b) contracts will only be issued for purchase payments that are either lump sum transfers or rollovers. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you may choose to receive a death benefit on the death of the annuitant.

The minimum initial purchase payment for the contract is:

1. $1,500 for a nonqualified plan and a 403(b) transfer/rollover or

2. $300 for a qualified plan.

Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annu-ally. Note, however, that for contracts purchased in the State of Oregon, no purchase payments may be made after the first contract year.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

All purchase payments for benefits on a variable basis will be placed in Lin-coln National Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options you take all the investment risk on the contract value and the retirement in-come. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Govern-ment nor any federal agency insures or guarantees your investment in the con-tract.

The available funds, listed below, are each part of American Funds Insurance Series (series) Class 2 Shares, also known as American Variable Insurance Se-ries:

Global Discovery*
Global Growth
Global Small Capitalization
Growth
International
New World
Growth-Income

Blue Chip Income and Growth*
Asset Allocation
Bond
High-Yield Bond
U.S. Government/AAA-Rated Securities
Cash Management

*These funds will be available on or about July 5, 2001.

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectus for the funds that is attached, and keep both pro-spectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 2348, Fort Wayne, Indiana 46801, or call 1-800-942-5500. The SAI and other information about Lincoln Life and Ac-count H are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2001

Table of contents

                                             Page
-------------------------------------------------
Special terms                                  2
-------------------------------------------------
Expense tables                                 3
-------------------------------------------------
Summary                                        5
-------------------------------------------------
Condensed financial information                6
-------------------------------------------------
Investment results                             7
-------------------------------------------------
Financial statements                           7
-------------------------------------------------
Lincoln National Life Insurance Co.            7
-------------------------------------------------
Fixed side of the contract                     7
-------------------------------------------------
Variable annuity account (VAA)                 7
-------------------------------------------------
Investments of the variable annuity account    7
-------------------------------------------------
Charges and other deductions                  10
-------------------------------------------------
The contracts                                 12
-------------------------------------------------

                                                                    Page
------------------------------------------------------------------------
Annuity payouts                                                      19
------------------------------------------------------------------------
Federal tax matters                                                  21
------------------------------------------------------------------------
Voting rights                                                        25
------------------------------------------------------------------------
Distribution of the contracts                                        25
------------------------------------------------------------------------
Return privilege                                                     25
------------------------------------------------------------------------
State regulation                                                     25
------------------------------------------------------------------------
Restrictions under the Texas Optional Retirement Program             25
------------------------------------------------------------------------
Records and reports                                                  26
------------------------------------------------------------------------
Other information                                                    26
------------------------------------------------------------------------
Statement of additional information table of contents for Variable
Annuity Account H American Legacy III                                26
------------------------------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout the Pro-spectus)

Account or variable annuity account (VAA) -- The segregated investment ac-count, Account H, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit -- A measure used to calculate contract value for the vari-able side of the contract before the annuity commencement date.

Annuitant -- The person on whose life the annuity payouts are based and upon whose death a death benefit may be made.

Annuity commencement date -- The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout -- An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary -- The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value -- At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit -- The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. An Enhanced Guaranteed Minimum Death Benefit or an Es-tate Enhancement Benefit Rider may be available.

Free amount -- First withdrawal in a contract year, equal to the greater of 10% of the current contract value or 10% of the total purchase payments.

Income4Life Solution -- An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) -- The Lincoln National Life Insurance Company.

Purchase payments -- Amounts paid into the contract.

Series -- American Funds Insurance Series (series), the funds to which you di-rect purchase payments.

American Legacy III subaccount -- The portion of the VAA that reflects invest-ments in accumulation and annuity units of a class of a particular fund avail-able under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valua-tion date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of Contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge)
  (as a percentage of purchase payments surrendered/withdrawn):  6%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Surrender charges.

--------------------------------------------------------------------------------
Account H annual expenses for American Legacy III subaccounts:*
(as a percentage of average account value):

                                                   With Enhanced
                                       With Estate Guaranteed
                                       Enhancement Minimum Death
                                       Benefit     Benefit       Without EGMDB
                                       Rider (EEB) (EGMDB)       or EEB Rider
Mortality and expense risk charge         1.50%        1.30%         1.15%
Administrative charge                      .10%         .10%          .10%
                                          -----        -----         -----
Total annual charge for each American
 Legacy III subaccount                    1.60%        1.40%         1.25%

Annual expenses of the funds for the year ended December 31, 2000:
(as a percentage of each fund's average net assets):

                                 Management     12b-1     Other        Total
                                 fees       +   fees  +   expenses =   expenses
-------------------------------------------------------------------------------
 1. Global Discovery**           .58%           .25%      .03%          .86%
-------------------------------------------------------------------------------
 2. Global Growth                .66            .25       .04           .95
-------------------------------------------------------------------------------
 3. Global Small Capitalization  .80            .25       .06          1.11
-------------------------------------------------------------------------------
 4. Growth                       .36            .25       .02           .63
-------------------------------------------------------------------------------
 5. International                .54            .25       .05           .84
-------------------------------------------------------------------------------
 6. New World                    .85            .25       .07          1.17
-------------------------------------------------------------------------------
 7. Growth-Income                .34            .25       .01           .60
-------------------------------------------------------------------------------
 8. Blue Chip Income and
 Growth**                        .50            .25       .01           .76
-------------------------------------------------------------------------------
 9. Asset Allocation             .44            .25       .01           .70
-------------------------------------------------------------------------------
10. Bond                         .48            .25       .03           .76
-------------------------------------------------------------------------------
11. High-Yield Bond              .50            .25       .02           .77
-------------------------------------------------------------------------------
12. U.S. Govt./AAA-Rated
 Securities                      .46            .25       .03           .74
-------------------------------------------------------------------------------
13. Cash Management              .45            .25       .01           .71
-------------------------------------------------------------------------------

*The VAA is divided into separately-named subaccounts. Each subaccount, in turn, invests purchase payments in shares of a class of its respective fund.

**As these funds had not commenced operations by December 31, 2000, the ex-penses are annualized estimates.

**These funds will not be available to you until on or about July 5, 2001.

Examples
(expenses of the subaccounts and of the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                       1 year     3 years     5 years     10 years
----------------------------------------------------------------------------------
 1. Global Discovery*                   $83        $121        $151         $260
----------------------------------------------------------------------------------
 2. Global Growth                        84         123         156          269
----------------------------------------------------------------------------------
 3. Global Small Capitalization          85         128         164          285
----------------------------------------------------------------------------------
 4. Growth                               81         114         139          236
----------------------------------------------------------------------------------
 5. International                        83         120         150          257
----------------------------------------------------------------------------------
 6. New World                            86         130         167          290
----------------------------------------------------------------------------------
 7. Growth-Income                        80         113         138          233
----------------------------------------------------------------------------------
 8. Blue Chip Income and Growth*         82         118         146          249
----------------------------------------------------------------------------------
 9. Asset Allocation                     81         116         143          243
----------------------------------------------------------------------------------
10. Bond                                 82         118         146          249
----------------------------------------------------------------------------------
11. High-Yield Bond                      82         118         146          250
----------------------------------------------------------------------------------
12. U.S. Govt./AAA-Rated Securities      82         117         145          247
----------------------------------------------------------------------------------
13. Cash Management                      81         116         143          244
----------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                       1 year     3 years     5 years     10 years
----------------------------------------------------------------------------------
 1. Global Discovery*                   $23         $71        $121         $260
----------------------------------------------------------------------------------
 2. Global Growth                        24          73         126          269
----------------------------------------------------------------------------------
 3. Global Small Capitalization          25          78         134          285
----------------------------------------------------------------------------------
 4. Growth                               21          64         109          236
----------------------------------------------------------------------------------
 5. International                        23          70         120          257
----------------------------------------------------------------------------------
 6. New World                            26          80         137          290
----------------------------------------------------------------------------------
 7. Growth-Income                        20          63         108          233
----------------------------------------------------------------------------------
 8. Blue Chip Income and Growth*         22          68         116          249
----------------------------------------------------------------------------------
 9. Asset Allocation                     21          66         113          243
----------------------------------------------------------------------------------
10. Bond                                 22          68         116          249
----------------------------------------------------------------------------------
11. High-Yield Bond                      22          68         116          250
----------------------------------------------------------------------------------
12. U.S. Govt./AAA-Rated Securities      22          67         115          247
----------------------------------------------------------------------------------
13. Cash Management                      21          66         113          244
----------------------------------------------------------------------------------

*Available on or about July 5, 2001.


The Expense Tables reflect expenses of the VAA as well as expenses of the funds. We provide these examples to help you understand the direct and indirect costs and expenses of the contract. The examples assume that an EGMDB is in ef-fect.

For more information, see Charges and other deductions in this Prospectus, and Management and Organization in the Prospectus for the series. Premium taxes may also apply, although they do not appear in the examples. Different fees and ex-penses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts and Annuity payouts. We also reserve the right to impose a charge on transfers between subaccounts and to and from the fixed account--currently, there is no charge. These examples should not be considered a representation of past or future ex-penses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract be-tween you and Lincoln Life. It may provide for a fixed annuity and/or a vari-able annuity. This Prospectus describes the variable side of the contract. See The contracts. Certain benefits, features and charges may vary in certain states. You should refer to your contract for any state-specific provisions.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction, the VAA applies your purchase payments to buy series shares in one or more of the investment funds of the series: Global Discovery, Global Growth, Global Small Capitaliza-tion, Growth, International, New World, Growth-Income, Blue Chip Income and Growth, Asset Allocation, Bond, High-Yield Bond, U.S. Government/AAA-Rated Se-curities and Cash Management. In turn, each fund holds a portfolio of securi-ties consistent with its investment policy. See Investments of the variable annuity account and Description of the series. The Global Discovery and Blue Chip Income and Growth funds will not be available until on or about July 5, 2001.

Who invests my money? The investment adviser for the series is Capital Re-search and Management Company (CRMC), Los Angeles, California. CRMC is regis-tered as an investment adviser with the SEC. See Investments of the variable annuity account and Investment adviser.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accu-mulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annu-ity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw contract value, you pay a surrender charge from 0% to 6%, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Surrender charges.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply a charge to the daily net asset value of the VAA. This charge con-sists of a mortality and expense risk charge equal to an annual rate of 1.30% if the EGMDB is in effect, 1.50% if the EEB Rider is in effect, and 1.15% if neither the EGMDB nor the EEB Rider is in effect. There is an administrative charge of 0.10% in addition to all of the above mortality and expense risk charges. See Charges and other deductions.

The series pays a management fee to CRMC based on the average daily net asset value of each fund. See Investments of the variable annuity account--Invest-ment adviser. Each fund also has a 12b-1 fee and additional operating ex-penses. These are described in the Prospectus for the series.

Charges may also be imposed during the regular income or annuity payout peri-od. See The contracts and Annuity payouts.

For information about the compensation we pay for sales of the contracts, see The contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The con-tracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your con-tract as a fixed option or variable option or a combination of both. See Annu-ity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfo-lios.

What happens if I die before I annuitize? Your beneficiary will receive the death benefit proceeds based upon the death benefit option you elect. Your beneficiary has options as to how the death benefit is paid. In the alterna-tive, you may choose to receive a death benefit upon the death of the annui-tant. See Death benefit before the annuity commencement date. See Income4Life Solutions (IRA).

May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date and Transfers following the annuity commencement date. Transfers to and from the General Ac-count on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See Surrenders and withdrawals. If you sur-render the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax mat-ters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allo-cate to the variable side of the contract. See Return privilege.

Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the American Legacy III subaccounts for the following periods ended December 31, 2000 comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                               1997*           1998            1999            2000
                          --------------- --------------- --------------- ---------------
                             with without    with without    with without    with without
                           EGMDB*   EGMDB   EGMDB   EGMDB   EGMDB   EGMDB   EGMDB   EGMDB
-----------------------------------------------------------------------------------------
Global Growth Subaccount
 . Beginning of period
 unit value.............  $ 1.000  1.000    1.073  1.075    1.363   1.367   2.280   2.291
 . End of period unit
 value..................  $ 1.073  1.075    1.363  1.367    2.280   2.291   1.824   1.835
 . End of period number
 of units (000's
 omitted)...............   41,077  8,579   81,692 17,005  137,048  28,155 198,779  37,080
-----------------------------------------------------------------------------------------
Global Smallcap Subaccount**
 . Beginning of period
 unit value.............                  $ 1.000  1.000    1.013   1.014   1.912   1.917
 . End of period unit
 value..................                  $ 1.013  1.014    1.912   1.917   1.574   1.580
 . End of period number
 of units (000's
 omitted)...............                   18,001  3,048   44,616   7,789  94,180  16,597
-----------------------------------------------------------------------------------------
Growth Subaccount
 . Beginning of period
 unit value.............  $ 1.000  1.000    1.255  1.256    1.673   1.677   2.595   2.605
 . End of period unit
 value..................  $ 1.255  1.258    1.673  1.677    2.595   2.605   2.673   2.688
 . End of period number
 of units (000's
 omitted)...............   60,965 13,488  178,721 35,434  349,497  61,623 519,498  84,916
-----------------------------------------------------------------------------------------
International Subaccount
 . Beginning of period
 unit value ............  $ 1.000  1.000    1.024  1.025    1.024   1.025   2.119   2.127
 . End of period unit
 value..................  $ 1.024  1.025    1.221  1.224    2.119   2.127   1.628   1.637
 . End of period number
 of units (000's
 omitted)...............   44,693  8,808   93,698 17,705  146,312  27,037 220,237  35,593
-----------------------------------------------------------------------------------------
New World Subaccount***
 . Beginning of period
 unit value ............                                  $ 1.000   1.000   1.174   1.175
 . End of period unit
 value..................                                  $ 1.174   1.175   1.011   1.013
 . End of period number
 of units (000's
 omitted)...............                                   23,253   3,836  63,067  10,392
-----------------------------------------------------------------------------------------
Growth-Income Subaccount
 . Beginning of period
 unit value.............  $ 1.000  1.000    1.186  1.187    1.381   1.385   1.514   1.520
 . End of period unit
 value..................  $ 1.186  1.187    1.381  1.385    1.514   1.520   1.612   1.621
 . End of period number
 of units (000's
 omitted)...............  131,937 32,455  356,164 88,143  614,233 130,919 803,849 156,135
-----------------------------------------------------------------------------------------
Asset Allocation Subaccount
 . Beginning of period
 unit value.............  $ 1.000  1.000    1.139  1.141    1.269   1.272   1.338   1.343
 . End of period unit
 value..................  $ 1.139  1.141    1.269  1.272    1.338   1.343   1.377   1.385
 . End of period number
 of units (000's
 omitted)...............   34,572 10,024  112,045 33,206  191,454  51,276 225,248  55,229
-----------------------------------------------------------------------------------------
Bond Subaccount
 . Beginning of period
 unit value.............  $ 1.000  1.000    1.080  1.081    1.108   1.111   1.121   1.125
 . End of period unit
 value .................  $ 1.080  1.081    1.108  1.111    1.121   1.125   1.161   1.167
 . End of period number
 of units (000's
 omitted)...............   10,398  2,682   34,413  8,700   55,097  14,425  72,571  18,369
-----------------------------------------------------------------------------------------
High-Yield Bond Subaccount
 . Beginning of period
 unit value.............  $ 1.000  1.000    1.095  1.096    1.083   1.085   1.127   1.131
 . End of period unit
 value..................  $ 1.095  1.096    1.083  1.085    1.127   1.131   1.074   1.080
 . End of period number
 of units (000's
 omitted)...............   19,000  3,839   52,869 12,122   70,525  16,641  84,318  19,464
-----------------------------------------------------------------------------------------
U.S. Government/AAA-Rated Subaccount
 . Beginning of period
 unit value.............  $ 1.000  1.000    1.066  1.067    1.134   1.137   1.110   1.114
 . End of period unit
 value..................  $ 1.066  1.067    1.134  1.137    1.110   1.114   1.219   1.226
 . End of period number
 of units (000's
 omitted)...............    6,326  1,860   23,722  6,575   32,310  10,766  41,354  13,997
-----------------------------------------------------------------------------------------
Cash Management
 Subaccount
 . Beginning of period
 unit value.............  $ 1.000  1.000    1.023  1.024    1.059   1.061   1.092   1.096
 . End of period unit
 value..................  $ 1.023  1.024    1.059  1.061    1.092   1.096   1.138   1.144
 . End of period number
 of units (000's
 omitted)...............   10,861  3,422   24,318  7,953   34,892   8,695  29,916   8,641
-----------------------------------------------------------------------------------------

*The VAA began operations on August 1, 1989. However, the subaccounts did not begin operations until April 30, 1997, so the figures for 1997 represent experience of less than one year.
**The Global Small Capitalization subaccount began operations on April 30, 1998 so the figures for 1998 represent experience of less than one year.
***The New World subaccount began operations on June 17, 1999 so the figures for 1999 represent experience of less than one year.

 The Global Discovery and Blue Chip Income and Growth Subaccounts are not in the chart because they do not begin activity until 2001.

Investment results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total re-turns include the reinvestment of all distributions, which are reflected in changes in unit value. The annual performance of the subaccounts is based on past performance and does not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial state-ments of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-800-942-5500.

Lincoln National Life Insurance Co.

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct is-suance of life insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment expe-rience of the VAA. The general account is subject to regulation and supervi-sion by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the Investment Company Act of 1940. Accordingly, neither the gen-eral account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These dis-closures, however, may be subject to certain provisions of the federal securi-ties laws relating to the accuracy and completeness of statements made in Pro-spectuses. This Prospectus is generally intended to serve as a disclosure doc-ument only for aspects of the contract involving the VAA, and therefore con-tains only selected information regarding the fixed side of the contract. Com-plete details regarding the fixed side of the contract are in the contract.

Purchase payments allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Variable annuity account (VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabili-ties resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in ac-cordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of a sepa-rate account under the federal securities laws. We do not guarantee the in-vestment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this prospectus. The other annuity con-tracts supported by the VAA invest in the same portfolios of the series as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of a subaccount.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund of the se-ries. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in or-der to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substi-tute funds.

Investment adviser

The investment adviser for the series is Capital Research and Management Com-pany (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the series, the investment adviser receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchase and Redemption of Shares, in the Prospectus for the series.

With respect to the series, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on assets of the particular Series attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).

Description of the series
The series was organized as a Massachusetts business trust in 1983 and is reg-istered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securi-ties of any one company. An open-end company is one which, in this case, per-mits Lincoln Life to sell its shares back to the series when you make a with-drawal, surrender the contract or transfer from one fund to another. Manage-ment investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has thirteen separate portfolios of funds. Fund assets are segre-gated and a shareholder's interest is limited to those funds in which the shareholder owns shares. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distri-bution system for all of its portfolios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be avail-able to the VAA.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, pow-ers, restrictions, limitations, qualifications and terms and conditions, ex-cept that: (1) each class has a different designation; (2) each class of shares bears its class expenses; (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement; and (4) each class has separate voting rights on any matter sub-mitted to shareholders in which the interests of one class differ from the in-terests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts as well as related expenses incurred by Lin-coln Life.

Each fund has two classes of shares, designated as Class 1 shares and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 (but not Class 1) shares are subject to a 12b-1 plan. Only Class 2 shares are available under the contracts.

Certain funds offered as part of this contract have similar investment objec-tives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfo-lios that are managed by the adviser. There can be no assurance, and no repre-sentation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the ad-viser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restric-tions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the series which is included in this booklet. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

1. Global Discovery Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and in-formation area of the global economy. Companies in the services and infor-mation area include, for example, those involved in the fields of telecom-munications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. Please note: Global Discovery Fund will not be made available to you until on or about July 5, 2001.

2. Global Growth Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

3. Global Small Capitalization Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies lo-cated around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for in-vestors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

4. Growth Fund--The fund seeks to make your investment grow by investing pri-marily in common stocks of companies that appear to offer superior opportu-nities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctu-ations.

5. International Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

6. New World Fund--The fund seeks to make your investment grow over time by in-vesting primarily in stocks of companies with significant exposure to coun-tries which have developing economies and/or markets. The fund may also in-vest in debt securities of issuers, including issuers of high-yield, high-risk bonds, in these countries.

7. Growth-Income Fund--The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or divi-dends. The fund is designed for investors seeking both capital appreciation and income.

8. Blue Chip Income and Growth Fund--The fund seeks to produce income substan-tially exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more es-tablished companies in the U.S. Please note: Blue Chip Income and Growth Fund will not be made available to you until on or about July 5, 2001.

9. Asset Allocation Fund--The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities; bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

10. Bond Fund--The fund seeks to maximize your level of current income and pre-serve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and cap-ital preservation over the long-term.

11. High-Yield Bond Fund--The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below by Moody's In-vestors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

12. U.S. Government/AAA-Rated Securities Fund--The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

13. Cash Management Fund--The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the ap-propriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to trans-fer all or part of your investment from one subaccount to another, we may re-deem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared fund-ing.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series' Board of Trustees will monitor for the existence of any material con-flicts, and determine what action, if any, should be taken. See the Prospectus for the series.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically re-invested in shares of the distribut-ing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments

We reserve the right, within the law, to make additions, deletions and substi-tutions for the series and/or any funds within the series in which the VAA participates. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners

Substitutions may be made with respect to existing investments or the invest-ments of future purchase payments, or both. We may close subaccounts to allo-cations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursu-ant to participation agreements, also may terminate these agreements and dis-continue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be avail-able, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services--See Additional Services and the SAI for more information about these programs.), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depos-iting cash receipts, providing contract confirmations, providing toll-free in-quiry services and furnishing telephone and internet fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; the risk that more owners than expected will qualify for waivers of the contingent deferred sales charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the descrip-tion of the charge. For example, the contingent deferred sales load collected may not fully cover all of the sales and distribution expenses actually in-curred by us.

Deductions from the VAA

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.40% (for contracts with the EGMDB), and consists of a mortality and expense risk charge of 1.30% and an administrative charge of 0.10%. If you elected the EEB Rider, the annual rate will be 1.60%, consisting of a mortal-ity and expense risk charge of 1.50% and an administrative charge of 0.10%. For contracts without the EGMDB or the EEB rider, the annual rate would be 1.25% consisting of a mortality and expense risk charge of 1.15% and an admin-istrative charge of 0.10%.

Surrender charge
A surrender charge applies (except as described below) to surrenders and with-drawals of other purchase payments that have been invested for the periods in-dicated as follows:

                                             Number of complete contract years
                                             that a purchase payment has been
                                             invested
------------------------------------------------------------------------------
                                             Less than At least
                                             2 years   2   3   4   5   6   7+
Surrender charge as a percentage of the
 surrendered or withdrawn purchase payments  6%        5   4   3   2   1   0

A surrender charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

2. The first four withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;

3. Automatic withdrawals in total not in excess of the greater of 10% of the contract value or 10% of the purchase payments during a contract year, made by non-trustee contractowners who are at least 59 1/2;

4. A surrender of a contract or withdrawal of contract value as a result of the permanent and total disability of the owner as defined in Section 22(e)(3) of the tax code, after the effective date of the contract and before the 65th birthday of the owner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability ap-plies.

5. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

6. A surrender of a contract as a result of 90 days of continuous confinement of the contractowner in an accredited nursing home or equivalent health care facility subsequent to the effective date of the contract;

7. A surrender of a contract as a result of terminal illness of the contractowner that results in a life expectancy of less than one year as de-termined by a qualified professional medical practitioner subsequent to the effective date of the contract;

8. A surrender of the contract as a result of the death of the contractowner, joint owner, if applicable, or annuitant. However if an annuitant is changed for any reason other than death of a prior annuitant, the surrender charge is not waived. See The Contracts--Death benefit before annuity commencement date.

9. A surrender of a contract or withdrawal of contract value of a contract is-sued to employees and registered representatives of any member of the sell-ing group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees and their spouses and minor chil-dren, of LNC or The Capital Group, Inc. or their affiliated or managed com-panies (based upon the contractowner's status at the time the contract was purchased), provided the contract was not issued with the assistance of a sales representative under contract with Lincoln Life.

10. Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life.

11. Periodic payments made under any annuity payout option made available by Lincoln Life.

12. Regular income payments made under any Income4Life Solution option.

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is not a Charitable Remainder Trust, Lincoln Life as-sumes that:

a. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

 1. from purchase payments (on a FIFO basis) until exhausted; then
 2. from earnings.

c.On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the follow-ing order:

 1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
 2. from earnings until exhausted; then
 3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

In some states, paragraph c. does not apply and paragraph b. continues to apply after the 7th anniversary of the contract.

In most states, for purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is a Charitable Remainder Trust, Lincoln Life assumes that:

a.the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b.Any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

 1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhasted; then
 2. from earnings until exhausted; then
 3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. The surrender charges associated with sur-render or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural per-son), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes gener-ally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions

Charges may also be imposed during the regular income and annuity payout peri-od. See Income4Life Solutions (IRA) and (Non-qualified) and Annuity Payouts.

There are additional deductions from and expenses paid out of the assets of the underlying series that are more fully described in the Prospectus for the series. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain adminis-trative and distribution support services provided to the series.

Additional information
The administrative and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be re-duced only to the extent that we anticipate lower distribution and/or adminis-trative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an em-ployer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of adminis-trative and surrender charges applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The con-tract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for process-ing a purchase order is received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is com-plete, the initial purchase payment must be priced within two business days.

Who can invest

To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner, and annuitant cannot be older than age 90 (or older than age 83 for IRA's in Pennsylvania).

Purchase payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. Note, however, that for contracts purchased in the State of Oregon, no purchase payments may be made after the first contract year. The minimum initial purchase payment is $1,500 for nonqualified con-tracts and Section 403(b) transfers/rollovers; and $300 for qualified con-tracts. The minimum annual amount for additional purchase payments is $300 for nonqualified and qualified contracts. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Pur-chase payments in total may not exceed $2 million for an owner or $1 million for each joint owner without Lincoln Life approval. If you stop making pur-chase payments, the contract will remain in force as a paid-up contract. How-ever, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Except in Oregon (see above), purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, maturity date or the payment of any death benefit, whichever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.

Valuation date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corre-sponding fund of the series, accord-ing to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are con-verted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valua-tion date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. Howev-er, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be es-tablished at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the be-ginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valua-tion period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Be-cause a different daily charge is imposed for contracts with the EGMDB or the EEB Rider than for those without, each of the three types of contracts will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date

After the first thirty days from the effective date of your contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Currently, there is no charge for a transfer. However, we reserve the right to impose a charge in the future for transfers.

Transfers between subaccounts are restricted to six times (within and/or be-tween the variable and the fixed account) every contract year. We reserve the right to waive this six-time limit. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, portfolio rebalancing, or cross-reinvestment programs elected on forms available from us. (See Additional Services and the SAI for more information on these pro-grams.) The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require cer-tain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirma-tion of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your serv-ice provider's, or your agent's, can experience outages or slowdowns for a va-riety of reasons. These outages or slowdowns may delay or prevent our process-ing of your request. Although we have taken precautions to limit these prob-lems at Lincoln, we cannot promise complete reliability under all circumstanc-es. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before 4 p.m. New York time.

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of fre-quent transfers are disruptive to the operation of the subaccounts.

Transfers may be delayed as permitted by the 1940 Act.

Transfers to and from the
General Account on or before the
annuity commencement date

After the first thirty days from the effective date of your contract, you may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.

You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed ac-count

These transfers cannot be elected more than six times (within and/or between the variable and the fixed account) every contract year. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under the automatic transfer programs of dollar cost averaging, portfolio rebalancing or cross-reinvestment programs elected on forms available from us. (See Additional Services and the SAI for more information on these programs.) Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers to and from the Gen-eral Account.

Transfers after the annuity commencement date

If you select an Income4Life Solution option your transfer rights and restric-tions are the same as they were on or before the annuity commencement date. If you do not select an Income4Life Solutions option you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. Currently, there is no charge for these transfers. However, we reserve the right to impose a charge. No transfers are allowed from the fixed side of the contract to the subaccounts.

Additional Services

There are four additional services available to you under your contract dol-lar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvest-ment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these ser-vices, please see Additional services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed ac-count or certain variable subaccounts into the variable subaccounts on a monthly basis.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the ac-count value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semiannually or annually.

Death benefit before the annuity commencement date

You may designate a beneficiary during your lifetime and change the benefi-ciary by filing a written request with our home office. Each change of benefi-ciary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option.


Upon the death of the contractowner, a death benefit will be paid to the bene-ficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the an-nuitant will be treated as death of the contractowner. Death benefits are tax-able. See Federal tax matters.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alterna-tively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares) if the annuitant named on this contract has not been changed, except on death of a prior annuitant.

Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. If no contractowner is liv-ing on the date of death of the annuitant, the death benefit will be available to the beneficiary. The contract terminates when any death benefit is paid due to the death of the annuitant. A death benefit payable on the death of the an-nuitant will not be paid if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior annuitant.

Enhanced Guaranteed Minimum Death Benefit (EGMDB)

The death benefit, if the EGMDB is in effect, will be equal to the greatest of: (1) the contract value as of the day on which Lincoln Life approves the payment of the claim; (2) the sum of all purchase payments less the sum of all withdrawals, partial annuitizations and the premium taxes incurred, if any; or
(3) the highest contract
value which the contract attains on any policy anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) on ages up to, and including, the deceased's age
80. The highest contract value is increased by purchase payments and is de-creased by partial withdrawals, partial annuitizations, and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is obtained. If the EGMDB is not in effect, the death benefit will be equal to the guarantee of principal death benefit, which is equal to the greater of contract value as of the day Lincoln Life approves the payment of the claim or the sum of all purchase payments minus any withdraw-als, partial annuitizations or premium taxes incurred.

When applying for a contract, an applicant can request a contract without the EGMDB. If you do not elect the EGMDB at time of issue the EGMDB can not be added in the future. The EGMDB is not available under contracts used for qual-ified plans (other than IRAs or Roth IRAs) or contracts issued to a contractowner, joint owner or annuitant who is age 80 or older at the time of issuance.

After a contract is issued, the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinu-ance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request, and we will stop deducting the charge for the benefit as of that date. See Charges and other deductions. If you discontinue the benefit, it cannot be reinstated.

Estate Enhancement Benefit Rider ("EEB Rider")

The amount of death benefit payable under this Rider is the greatest of the following four amounts:

1) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

2) The sum of all purchase payments, minus all withdrawals, partial annuitizations, and premium tax incurred, if any.

3) The highest contract value at the time of fund valuation on any policy an-niversary date (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is ad-justed for certain transactions. It is increased by purchase payments made on or after that policy anniversary date on which the highest contract value is obtained. It is decreased by partial withdrawals, partial annuitizations and premium taxes incurred, if any, on or after that policy anniversary date on which the highest contract value is obtained.

4) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings lim-it.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effec-tive. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

1) the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2) the contract value as of the effective date of this Rider (determined be-fore the allocation of any purchase payments on that date); minus

3) each purchase payment that is made to the contract on or after the effec-tive date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

4) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immedi-ately prior to the withdrawal.

The covered earnings limit equals 200% of:

1) the contract value as of the effective date of this Rider (determined be-fore the allocation of any purchase payments on that date); plus

2) each purchase payment that is made to the contract on or after the effec-tive date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

3) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immedi-ately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant will reduce the death benefit to the contract value for the new individual.

The EEB Rider may not be available in all states. Please check with your in-vestment representative regarding availability of this rider. Contracts pur-chased before the EEB rider becomes available in your state may add the rider if it becomes available, but the request to add the rider must be received by Lincoln Life prior to Jan-uary 1, 2002 or six months after state approval, whichever is later. Contracts purchased after the rider becomes available in your state may only elect the rider at the time of purchase.

If you elect the EEB Rider after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the rider as of that date. Should you elect the EEB Rider at time of purchase the benefit will take effect on the valuation date at time of issue and we will begin deducting the charge on that date.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period. As this Rider may not be available to all classes of contractowners, please contact your investment representative.

General death benefit information

The Guarantee of Principal death benefit, EGMDB and the EEB rider are separate death benefit elections. Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect an Income4Life option.

If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other benefi-ciary designation on record at the time of death will be treated as a contin-gent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as owner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract. This feature will only apply one time for each contract. If the contract is continued in this way, and the EEB Rider is in ef-fect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhance-ment Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after cred-iting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the sur-viving spouse or the surviving annuitant is 76 or older, the death benefit pay-able will become the greatest of the first three amounts listed above and the total annual charge will be reduced to 1.40%.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon re-ceipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authoriza-tion for payment; and (3) our receipt of all required claim forms, fully com-pleted (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.


Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the contractowner, that beneficiary's inter-est will go to any other beneficiaries named, according to their respective interests (There are no restrictions on the beneficiary's use of the pro-ceeds.); and/or

2. If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the benefi-ciary must choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive pay-ment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as per-mitted by the Investment Company Act of 1940.

Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are an exempt organization under Internal Reve-nue Code section 501(c), then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be un-der age 90 as of the effective date of the change. This change may cause a loss of the death benefit on the death of the annuitant. See The contracts--Death benefit before the annuity commencement date. A contingent annuitant may be named or changed by notifying Lincoln Life in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

Surrenders and withdrawals

Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select. See Annuity payouts--Annuity options.

The amount available upon surrender/withdrawal is the cash surrender value (contract value less any applicable charges, fees, and taxes) at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the General Account in the same proportion that the amount of withdrawal bears to the total contract val-ue. Unless prohibited, surrender/ withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal tax matters.

Special restrictions on surrenders/withdrawals apply if your contract is pur-chased as part of a retirement plan of a public school system or 501(c)(3) or-ganization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) pro-hibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age 59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn). Pre-1989 contribu-tions and earnings through December 31, 1988, are not subject to the previ-ously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to the restrictions.

Lincoln Life reserves the right to surrender this contract if any withdrawal reduces the total contract value to a level at which this contract may be sur-rendered in accordance with applicable law for individual deferred annuities.

Participants in the Texas Optional Retirement Program should refer to the Re-strictions under the Texas Optional Retirement Program, later in this Prospec-tus.

Income4Life Solution for IRA Contracts

The Income4Life Solution for IRA Contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, computed daily equal to an annual rate of 1.65%. This charge con-sists of an administrative charge of 0.10% and a mortality and expense risk charge of 1.55%. The charge will begin fourteen days prior to the date the initial regular income payment is due based on the contractowners election.

The Income4Life Solution is only available for IRA and Roth IRA contracts (ex-cluding SEP and SARSEP markets) with a contract value of $50,000 or more and only if the annuitant is age 59 1/2 or older at the time the option is elect-ed. You may elect the Income4Life Solution at the time of application or at any time before the annuity commencement date by sending a written request to our home office. If you make additional purchase payments, an option to start a new program under the Income4Life Solution may be provided. There is no guarantee that Income4Life Solution will be available in the future as we re-serve the right to discontinue this option at any time.

Any prior death benefit election (i.e. EGMDB or EEB Rider) will terminate once you elect the Income4Life Solution.

Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.

If an Income4Life Solution is selected, the applicable transfer provisions among sub-accounts will continue to be those specified in your annuity con-tract for transfers on or before the annuity commencement date. See The con-tracts.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts for a more detailed explanation.

Regular Income. The Income4Life Solution option provides for variable, peri-odic regular income payments during a defined period of time (the "Access Pe-riod"), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed in-vestment rate of 4%. Subsequent regular income payments will be adjusted annu-ally with the performance of the subaccounts selected. For example, if net in-vestment performance for the year is 3% higher (annualized) than 4%, the regu-lar income payment for the next year will increase by approximately 3%. Con-versely, if actual net investment performance is 3% lower than the 4%, the
regu     -
lar income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Charges and other deductions.

Access Period. During the Access Period you select, you will be able to access your Account Value through withdrawals. We will establish the minimum (cur-rently 5 years) and maximum Access Periods at the time you elect the Income4Life Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regu-lar income payments will be adjusted accordingly, and the Account Value re-maining at the end of the new Access Period will be applied to continue regu-lar income payments for your life.

Account Value. The initial Account Value is the contract value at the time you elect the Income4Life Solution. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be re-duced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any an-nuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Peri-od. We reduce the Account Value by the amount of the withdrawal, and all sub-sequent regular income payments will be reduced proportionately. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the con-tract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Survivor Benefit. During the Access Period the survivor benefit is the Account Value. If there are joint annuitants and either annuitant dies during the Ac-cess Period, the Income4Life Solution will terminate. The surviving annuitant may start a new Income4Life Solution program. Following the Access Period, the survivor benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no survivor benefit.

Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This elec-tion must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representa-tion must be made that the proceeds being used to make the purchase have re-tained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent re-investment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
Commissions are paid to dealers under different commission options. The maxi-mum commission paid as a percentage of each purchase payment is 6.25%. Alter-nate commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1.00%. At times, additional sales incentives (up to an annual continuing 0.10% of contract value) may be provided to dealers maintaining certain sales volume levels. Upon annuitization, the commissions paid to dealers are a maximum of 6.00% of account annuitized and/or an annual continuing commission of up to 1.00% (or up to 1.10% for dealers maintaining certain sales volume levels) of statutory reserves. These commissions are not deducted from purchase payments or contract value; they are paid by us.

Lincoln Life may pay additional compensation to certain broker-dealers that meet specified sales goals and contract persistency targets, which may change from time to time. These payments are not deducted from purchase payments or contract value.

Ownership
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collater-ally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assign-ment.

Joint ownership

The joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-800-942-5500.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified an-nuity plans [described in Section 403(a) of the tax code], including H.R.10 trusts and plans covering self-employed individuals and their employees, pro-vide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity op-tions), each of which is payable on a variable basis, a fixed basis or a com-bination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual in-stallments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts con-tinue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues dur-ing the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annu-itant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option fur-ther provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, mi-nus (b) the annuity units represented by each payout to the annuitant multi-plied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Op-tions are only available to the extent they are consistent with the require-ments of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applica-ble. A mortality and expense risk charge of 1.30% and the charge for adminis-trative services of 0.10% will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk, except for the Income4Life Solution.

Variable annuity payouts
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date, less any applicable premium taxes;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You must choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

Income4Life Solution

(Non-Qualified Annuity Contracts ONLY)

We also offer a variable annuity payout option for Non-qualified contracts. The Income4Life Solution, when available in your state, is subject to a charge, computed daily equal to an annual rate of 1.65%. This charge consists of an administrative charge of 0.10% and a mortality and expense risk charge of 1.55%. The charge will begin fourteen days prior to the date the initial regular income payment is due based on the contractowners election.

If your contract value is at least $50,000, you may elect the Income4Life So-lution at the time of application or at any time before the annuity commence-ment date by sending a written request to our home office. Additional purchase payments will not be accepted after Income4Life Solution is elected. There is no guarantee that Income4Life Solution will be available in the future as we reserve the right to discontinue this option at any time.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation. De-pending on state availability, under this Income4Life Solution option you may change your assumed interest rate once a year after your regular income pay-ments begin.

Regular Income. The Income4Life Solution provides for variable, periodic regu-lar income payments during a defined period of time (the "Access Period") and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate of 4%. Other assumed investment rates may be available in your state. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment per-formance for the year is 3% higher (annualized) than the assumed investment rate of 4%, the regular income payment will increase by approximately 3%. Con-versely, if actual net investment performance is 3% lower than 4%, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Federal tax matters--Taxation of an-nuity payouts.

Access Period. During the Access Period you select, you will be able to access your Account Value (as defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the Income4Life Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. During the Access Period, and subject to rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.

Account Value. The initial Account Value is the contract value on the Valua-tion Date the Income4Life Solution is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Peri-od. We reduce the Account Value by the amount of the withdrawal, and all sub-sequent regular income payments will be reduced proportionately. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the con-tract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Survivor Benefit. During the Access Period the survivor benefit is the Account Value. Following the Access Period, the survivor benefit will be the remaining guaranteed regular income payments, if any; otherwise there is no survivor benefit.

General Information

The Guarantee of Principal death benefit, EGMDB and the Estate Enhancement Benefit Rider are not available after the annuity commencement date.

The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity op-tion or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-locations at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

Federal tax matters

Introduction

The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your con-tract value until you receive a contract distribution. However, for this gen-eral rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by the individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earn-ings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its em-ployees.

Investments in the VAA must be diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are ade-quately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the un-derlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract value among subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to exist-ing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is pos-sible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the ex-cess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax pur-poses and that the tax law will not tax any increase in your contract value un-til there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordi-nary income than on capital gains. You will pay tax on a surrender to the ex-tent the amount you receive extends your purchase payments. In certain circum-stances, your purchase payments are reduced by amounts received from your con-tract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date--

 . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

 . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as withdrawal.

 . Death after the annuity commencement date--

 . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

 . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your con-tract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdraw-als, surrenders or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after your death, or

 . you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified an-nuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insur-ance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount re-ceived as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the ex-tent it exceeds your purchase payments not previously received. The new own-er's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit

Your contract may have an EGMDB or an Estate Enhancement Benefit Rider for which you pay a daily charge. It is possible that the tax law may treat all or a portion of the EGMDB or an Estate Enhancement Benefit Rider charge as a con-tract withdrawal.

Loss of interest deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Qualified retirement plans

We also designed the contracts for use in connection with certain types of re-tirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "quali-fied contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of quali-fied plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").

Section 403(b) business will normally be accepted only for purchase payments qualifying as a 403(b) lump sum transfer or rollover. We may issue a contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally neces-sary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we con-sent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase pay-ments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensa-tion.
 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the an-nuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum dis-tribution rules" do not apply to a Roth IRA.
 . Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans
 under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Tradi-tional and Roth IRAs. If allowed, loans are subject to a variety of limita-tions, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may or may not permit loans.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified con-tract in the recipient's income as ordinary income. These taxable distribu-tions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is in-cluded in income since a deduction or exclusion from income was taken for pur-chase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

The IRS has issued new proposed regulations effective January 1, 2002 concern-ing required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. Please contact your tax advisor regarding the tax ramifications.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a min-imum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not im-pose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2, . received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally ap-ply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers

In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified adviser should al-ways be consulted before you move or attempt to move funds between any quali-fied plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans and contracts used in connection with these types of plans. (The di-rect rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

Death benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB or the Estate En-hancement Benefit Rider from being provided under the contracts when we issue the contract as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of these under a contract issued as a Tradi-tional IRA or Roth IRA could result in increased taxes to you.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in law
The above discussion is based on the tax code, IRS regulations and interpreta-tions existing on the date of this Prospectus. However, Congress, The IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which in-vest in classes of funds of the series. If the 1940 Act or any regulation un-der it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the series. Since the series engages in shared funding, other persons or entities besides Lincoln Life may vote series shares. See Sale of fund shares by the series.

Distribution of the contracts

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, CA 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the con-tract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. No contingent deferred sales charge will be as-sessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Restrictions under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits partic-ipants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as de-fined in Texas law;

2. Retirement; or

3. Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing infor-mation required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are sum-maries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our ad-vertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Special Arrangements

At times, Lincoln Life may offer the contracts described in this prospectus to existing owners of other Lincoln Life contracts as part of an exchange pro-gram. Contracts purchased through this exchange offer mayimpose different fees and expenses and provide certain additional benefits from those described in this prospectus.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are rou-tine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

Lincoln Life has also reached an agreement in principle to resolve its poten-tial liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement, which is subject to court approval, is expected to become final later in 2001.

After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the fi-nancial position of Lincoln Life.


Statement of additional information table of contents for Separate Account H

Item
----------------------------------------------------
General information and history of Lincoln Life  B-2
----------------------------------------------------
Special terms                                    B-2
----------------------------------------------------
Services                                         B-2
----------------------------------------------------
Principal underwriter                            B-2
----------------------------------------------------
Purchase of securities being offered             B-2

Item
---------------------------------------
Calculation of investment results   B-2
---------------------------------------
Annuity payouts                     B-6
---------------------------------------
Advertising and sales literature    B-7
---------------------------------------
Additional services                 B-8
---------------------------------------
Other information                   B-9
---------------------------------------
Financial statements               B-10

For a free copy of the SAI please see page one of this booklet.

The American Legacy III

Lincoln NationalVariable Annuity Account H (Registrant)

The Lincoln NationalLife Insurance Company (Depositor)

Statement of Additional Information (SAI)

This Statement of Additional Information should be read in conjunction with the

American Legacy III Prospectus of Lincoln National Variable Annuity Account H dated May 1, 2001.
You may obtain a copy of the American Legacy III Prospectus on request and without charge.
Please write American Legacy Customer Service, The Lincoln National Life Insur-ance Company,
P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.

Table of Contents

Item                                  Page
------------------------------------------
General information and history
of Lincoln Life                       B-2
------------------------------------------
Special terms                         B-2
------------------------------------------
Services                              B-2
------------------------------------------
Principal underwriter                 B-2
------------------------------------------
Purchase of securities being offered  B-2
------------------------------------------

Item                               Page

Calculation of investment results   B-2

Annuity payouts                     B-6

Advertising and sales literature    B-7

Additional services                 B-8

Other information                   B-9

Financial statements               B-10





This SAI is not a Prospectus.

The date of this SAI is May 1, 2001.

General information and
history of the
Lincoln National Life
Insurance Company (Lincoln Life)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct is-suance of life insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is cur-rently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays oc-curs on a weekend day, the Exchange may also be closed on the business day oc-curring just before or just after the holiday.

Services

Independent auditors
The financial statements of the variable annuity account (VAA) and the statu-tory-basis financial statements of Lincoln Life appearing in this SAI and Reg-istration Statement have been audited by Ernst & Young LLP, independent audi-tors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties re-sponsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide ac-counting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter

Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule.

Purchase of securities being offered

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with AFD and whose personnel are legally authorized to sell annuity products. Although there are no special purchase plans for any class of prospective buyers, the contingent deferred sales charge normally assessed upon surrender or withdrawal of con-tract value will be waived for officers, directors or bona fide full time em-ployees of LNC, The Capital Group, Inc., their affiliated or managed compa-nies, and certain other persons. See Charges and other deductions in the Pro-spectus.

Both before and after the annuity commencement date, there are exchange privi-leges between subaccounts, and from the VAA to the General Account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The paragraphs set forth below represent performance information for the VAA and the subaccounts calculated in several different ways.

The seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2000); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities.

Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average an-nual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1 + T)n = ERV

    Where: P  = a hypothetical initial purchase payment of $1,000
    T  = average annual total return for the period in question
    N  = number of years

    ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and
(3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after a Fund became available in the VAA.

Standard Performance Data:

Period Ending December 31, 2000

                                                            10 Years
                              1-              5-            or Since  10 Years
                              Year    1-Year  Years 5-Years Inception or Since
                              With    with    With  with    With      Inception
                              EGMDB   I4L     EGMDB I4L     EGMDB     With I4L
-------------------------------------------------------------------------------
Global Growth Subaccount      (26.0)% (26.2)%  N/A   N/A    17.1%     16.8%
(commenced activity 4/30/97)
Global Small Capitalization   (23.7)  (23.9)   N/A   N/A    17.1      16.8
Subaccount
(commenced activity 4/30/98)
Growth Subaccount              (3.0)   (3.2)  24.8% 24.4    20.5      20.2
(commenced activity 8/1/89)
International Subaccount      (29.2)  (29.3)  14.3  14.0    12.0      11.7
(commenced activity 5/1/90)
New World Subaccount          (19.9)  (20.1)   N/A   N/A    (3.2)     (3.5)
(commenced activity 6/17/99)
Growth-Income Subaccount        0.5     0.2   14.2  14.0    14.0      13.7
(commenced activity 8/1/89)
Asset Allocation Subaccount     3.1     3.3   10.0   9.7    11.0      10.7
(commenced activity 8/1/89)
High-Yield Bond Subaccount     10.7   (10.9)   3.5   3.2     7.7       7.4
(commenced activity 8/1/89)
Bond Subaccount                 2.5    (2.7)   N/A   N/A     3.4       3.2
(commenced activity 1/2/96)
U.S. Gov't./AAA Subaccount      3.8     3.6    4.0   3.8     5.7       5.5
(commenced activity  8/1/89)
Cash Management Subaccount      1.7    (2.0)   3.2   2.9     3.0       2.7
(commenced activity 8/1/89)

The performance figures shown reflect the cost of the EGMDB and the Income4Life Solution Option. These performance figures do not reflect the cost of the EEB Rider.

Non-standard investment results:

The VAA may report its results over various periods -- daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime -- and compare its results to indices and other variable an-nuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (ie: EGMDB or EEB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may provide illustrations of income payments and values during the annuity payout period, based on historical or hypothetical rates of return that are not guar-anteed. We may also report non-standard performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph il-lustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculat-ing the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

(A) Non-Standard Performance Data (adjusted for contract expense charges):

Period Ending December 31, 2000

                                            1-      3-    5-    10-   Since
                                    YTD     year    year  year  year  Inception
                                    With    With    With  With  With  With
                                    EGMDB   EGMDB   EGMDB EGMDB EGMDB EGMDB
-------------------------------------------------------------------------------
Global Growth Subaccount            (20.0)% (20.0)% 19.3%  N/A   N/A  17.8%
(commenced activity 4/30/97)
Global Small Capitalization         (17.7)  (17.7)   N/A   N/A   N/A  18.5
Subaccount
(commenced activity 4/30/98)
Growth Subaccount                     3.0     3.0   28.7  24.9% 20.5% 17.1
(as if commenced activity 2/8/84)
International Subaccount            (23.1)  (23.1)  16.7  14.6  12.0  10.6
(as if commenced activity 5/1/90)
New World Subaccount                (13.9)  (13.9)   N/A   N/A   N/A   0.7
(as if commenced activity 6/17/99)
Growth-Income Subaccount              6.5     6.5   10.8  14.5  14.0  13.5
(as if commenced activity 2/8/84)
Asset Allocation Subaccount           3.0     3.0    6.5  10.3  11.0   9.5
(as if commenced activity 8/1/89)
High-Yield Bond Subaccount           (4.7)   (4.7)  (0.6)  3.8   7.7   9.0
(as if commenced activity 2/8/84)
Bond Subaccount                       3.5     3.5    2.4   N/A   N/A   3.9
(as if commenced activity 1/2/96)
U.S. Gov't./AAA Subaccount            9.8     9.8    4.6   4.4   5.7   6.1
(as if commenced activity 12/1/85)
Cash Management Subaccount            4.3     4.3    3.6   3.5   3.0   4.1
(as if commenced activity 2/8/84)

The performance figures shown reflect the cost of the EGMDB option.

Non-standard investment results:

(B) Non-Standard Performance Data (adjusted for contract expense charges):

Period Ending December 31, 2000

                                                                          Since
                                    YTD     1-year  3-year 5-year 10-year Inception
                                    With    With    With   With   With
                                    I4L     I4L     I4L    I4L    I4L     With I4L
-----------------------------------------------------------------------------------
Global Growth Subaccount            (20.2)% (20.2)% 19.0%   N/A    N/A    17.5%
(commenced activity 4/30/97)
Global Small Capitalization         (17.9)  (17.9)   N/A    N/A    N/A    18.2
Subaccount
(commenced activity 4/30/98)
Growth Subaccount                     2.8     2.8   28.4   24.6%  20.2%   16.8
(as if commenced activity 2/8/84)
International Subaccount            (23.3)  (23.3)  16.4   14.3   11.7    10.4
(as if commenced activity 5/1/90)
New World Subaccount                (14.1)  (14.1)   N/A    N/A    N/A     0.5
(as if commenced activity 6/17/99)
Growth-Income Subaccount              6.2     6.2   10.5   14.2   13.7    13.2
(as if commenced activity 2/8/84)
Asset Allocation Subaccount           2.7     2.7    6.3   10.0   10.7     9.2
(as if commenced activity 8/1/89)
High-Yield Bond Subaccount           (4.9)   (4.9)  (0.9)   3.6    7.4     8.7
(as if commenced activity 2/8/84)
Bond Subaccount                       3.3     3.3    2.2    N/A    N/A     3.7
(as if commenced activity 1/2/96)
U.S. Gov't./AAA Subaccount            9.6     9.6    4.3    4.1    5.5     5.9
(as if commenced activity 12/1/85)
Cash Management Subaccount            4.0     4.0    3.4    3.3    2.7     3.9
(as if commenced activity 2/8/84)

The performance figures shown reflect the cost of the Income4Life Solution option.

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the con-tract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortal-ity Tables, modified, with an assumed investment return at the rate of 4% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dol-lars of value accumulated under the contract. These annuity tables vary accord-ing to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) ex-ceeds 4%, the payout will increase at a rate equal to the amount of such ex-cess. Conversely, if the actual rate is less than 4%, annuity payouts will de-crease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not as-sociated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appro-priate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is de-termined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

(a) The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

(b) A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Income4Life Solution options for Non-qualified contracts

Regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date 14 days prior to the initial regu-lar income date, less any applicable premium taxes, and each regular income payment date thereafter; (2) the annuity factor for the Income4Life Solution option selected; and (3) the investment results of the fixed and/or variable sub-accounts selected.

Income4Life Solution annuity factors are based, when applicable, on the 1983 Table "A" Individual Annuity Mortality Table, modified, with an assumed invest-ment return of at the rate of either 3%, 4%, 5% or 6% per annum.

The initial regular income payment is determined by dividing the contract value as of the valuation date 14 days prior to the initial regular income payment date, less any premium taxes, by 1000 and multiplying this result by the Income4Life Solution annuity factor for the option selected.

The annuity factors vary according to the Income4Life Solution option selected, the length of the liquidity period and the age and gender of the annuitant as of the date the initial regular income payment is calculated. The assumed in-terest rate is the measuring point for subsequent regular income payment. Each subsequent regular income payment will fluctuate, regardless of whether the ac-count value is invested in fixed or variable sub-accounts.

If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable sub-accounts, exceeds the assumed rate, the regular income payment will in-crease at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of in-terest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

During the liquidity period each subsequent regular income payment is deter-mined by dividing the account value as of the valuation date 14 days prior to the regular income payment due date by 1000 and multiplying this result by the annuity factor adjusted for the remaining annuity period. At the end of the li-quidity period, the periodic regular income payment will purchase annuity units at the then current annuity unit value.

Subsequent regular income payments made after the liquidity period will be cal-culated using annuity units as described in the Variable annuity payouts sec-tion above.

Income4Life Solution options for IRA contracts

Regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of the year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity fac-tor for the Income4Life Solution option selected; and (3) the investment re-sults of the fixed and/or variable sub-accounts selected.

Income4Life Solution annuity factors are based, when applicable, on the 1983 Table "A" Individual Annuity Mortality Table, modified, with an assumed invest-ment return of at the rate of either 3%, 4%, 5% or 6% per annum.

The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1000 and multiplying this result by the Income4Life Solution annuity factor for the option selected.

The annuity factor will vary according to the Income4Life Solution option se-lected, the length of the liquidity period and the age and gender of the annui-tant as of the date the initial regular income payment is calculated. The as-sumed interest rate is the measuring point for subsequent regular income pay-ment. Regular income payments will be adjusted at the beginning of each calen-dar year during the liquidity period, regardless of whether the account value is invested in fixed or variable sub-accounts. After the liquidity period each subsequent regular income payment will be adjusted.

If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable sub-accounts, exceeds the assumed rate, the regu-lar income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

During the liquidity period, the first regular income payment made in the cal-endar year will be determined by dividing the account value as of December 31 of the year prior to the regular income payment by 1000 and multiplying this result by the annuity factor adjusted for the remaining annuity period. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year.

At the end of the liquidity period, the periodic regular income payment will purchase annuity units at the then current annuity unit value.

Subsequent regular income payments made after the liquidity period will be cal-culated using annuity units as described in the Variable annuity payouts sec-tion above. This will result in the regular income payment then fluctuating with each subsequent regular income payment.

Proof of age, sex and survival
Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Advertising and sales
literature

As set forth in the Prospectus, Lincoln Life may refer to the following organi-zations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

Fitch provides ratings on over 800 insurance entities in close to 30 coun-tries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office net-work.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It mea-sures performance of equity securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international di-versification representing over 1,000 companies across 20 different countries.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, includ-ing reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive sta-tistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Vards (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable con-tracts.

Standard & Poor's 500 Index -- A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value- weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including Ameri-can Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed ac-count; and the compounding effect when a client makes regular deposits to his or her contract.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and adver-tisement literature.

Additional Services

Dollar-Cost Averaging. (DCA) -- You may systematically transfer on a monthly basis amounts from the DCA Fixed Account or certain variable subaccounts into the variable subaccounts or the fixed side of the contract. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect un-til the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written re-quest or by telephone if we have your telephone authorization on file. Cur-rently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service. (AWS) -- AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time be-fore the annuity commencement date by sending a written request to our home of-fice. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written re-quest to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the pro-gram, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross-reinvestment service -- Under this option, account value in a designated variable subaccount or the fixed side of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) or the fixed side of the contract at specific intervals. You may elect to participate in cross-reinvestment at the time of application or at any time before the annuity commencement date by sending a written request to our home office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to ter-minate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for pur-poses of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this service at any time.

Portfolio rebalancing -- Portfolio Rebalancing is an option which, if elected by the contractowner, restores to a pre-determined level the percentage of con-tract value allocated to each variable account subaccount (e.g., 20% Money Mar-ket, 50% Growth, 30% International). This pre-determined level will be the al-location initially selected when the contract was purchased, unless subse-quently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to Lincoln Life, or by telephone if we have your telephone authorization on file.

If portfolio rebalancing is elected, all purchase payments allocated to the variable account subaccounts must be subject to portfolio rebalancing.

Portfolio rebalancing may take place on either a monthly, quarterly, semi-an-nual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers exe-cuted outside of the portfolio rebalancing option will terminate the portfolio rebalancing option. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable account subaccount may also cause ter-mination of the portfolio rebalancing option. Any such termination will be con-firmed to the contractowner. The contractowner may terminate the portfolio rebalancing option or re-enroll at any time by writing Lincoln Life, or by calling, if we have your telephone authorization on file.

The portfolio rebalancing program is not available following the annuity com-mencement date. Currently, there is no charge for this service. However, we re-serve the right to impose one.

Lincoln Financial Group

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Fi-nancial Group has consolidated assets of nearly $100 billion and annual consol-idated revenues of over $6.8 billion. Through its wealth accumulation and pro-tection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment manage-ment and financial planning and advisory services.

Lincoln Life's customers. Sales literature for the VAA and the series' funds may refer to the number of employers and the number of individual annuity cli-ents which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 15,000 employers and more than 1.5 million individuals.

Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2000 Lincoln Life had statutory admitted as-sets of over $76 billion.

Other Information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate ac-count to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Financial Statements
Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

Lincoln National Variable Annuity Account H

Statement of assets and liability

December 31, 2000

                                                  AFIS Growth-   AFIS Growth-
                                                  Income         Income Class
                                  Combined        Subaccount     II Subaccount
-------------------------------------------------------------------------------
Assets
 Investments at Market--
  Unaffiliated (Cost
  $17,582,336,962)                $22,299,821,207 $5,343,412,436 $1,603,963,665
--------------------------------  --------------- -------------- --------------
Total Assets                       22,299,821,207  5,343,412,436  1,603,963,665
Liability--Payable to The
 Lincoln National Life Insurance
 Company                                2,519,165        603,631        179,973
--------------------------------  --------------- -------------- --------------
NET ASSETS                        $22,297,302,042 $5,342,808,805 $1,603,783,692
--------------------------------  =============== ============== ==============
Percent of net assets                     100.00%         23.96%          7.19%
--------------------------------  =============== ============== ==============
Net assets are represented by:
 Legacy II without guaranteed
  minimum death benefit:
 . Units in accumulation period                    1,242,812,155             --
 . Annuity reserves units                              6,111,019             --
 . Unit value                                     $        3.741 $           --
                                                  -------------- --------------
 . Value in accumulation period                    4,648,773,050             --
 . Annuity reserves                                   22,858,436             --
 Legacy II with guaranteed
  minimum death benefit:
 . Units in accumulation period                      180,422,725             --
 . Unit value                                     $        3.720 $           --
                                                  -------------- --------------
 . Value in accumulation period                      671,177,319             --
 Legacy III without guaranteed
  minimum death benefit:
 . Units in accumulation period                               --    154,037,679
 . Annuity reserves units                                     --      2,097,236
 . Unit value                                     $           -- $        1.621
                                                  -------------- --------------
 . Value in accumulation period                               --    249,681,773
 . Annuity reserves                                           --      3,399,438
 Legacy III with guaranteed
  minimum death benefit:
 . Units in accumulation period                               --    803,848,988
 . Unit value                                     $           -- $        1.612
                                                  -------------- --------------
 . Value in accumulation period                               --  1,295,826,894
 Shareholder's Advantage without
  guaranteed minimum death
  benefit:
 . Units in accumulation period                               --      4,529,695
 . Annuity reserves units                                     --         60,058
 . Unit value                                     $           -- $        1.172
                                                  -------------- --------------
 . Value in accumulation period                               --      5,310,911
 . Annuity reserves                                           --         70,416
 Shareholder's Advantage with
  guaranteed minimum death
  benefit:
 . Units in accumulation period                               --     29,734,255
 . Unit value                                     $           -- $        1.171
                                                  -------------- --------------
 . Value in accumulation period                               --     34,811,900
 Legacy III Plus without
  guaranteed minimum death
  benefit (Annuity Reserves):
 . Annuity reserves units                                     --          1,000
 . Unit value                                     $           -- $        1.045
                                                  -------------- --------------
 . Annuity reserves                                           --          1,045
 Legacy III Plus without
  guaranteed minimum death
  benefit:
 . Units in accumulation period                               --        915,590
 . Unit value                                     $           -- $        1.044
                                                  -------------- --------------
 . Value in accumulation period                               --        956,276
 Legacy III Plus with guaranteed
  minimum death benefit:
 . Units in accumulation period                               --      9,925,778
 . Unit value                                     $           -- $        1.044
                                                  -------------- --------------
 . Value in accumulation period                               --     10,360,671
 Legacy III C-Share without
  guaranteed minimum death
  benefit (Annuity Reserves):
 . Annuity reserves units                                     --          1,000
 . Unit value                                     $           -- $        1.045
                                                  -------------- --------------
 . Annuity reserves                                           --          1,045
 Legacy III C-Share without
  guaranteed minimum death
  benefit:
 . Units in accumulation period                               --        177,182
 . Unit value                                     $           -- $        1.044
                                                  -------------- --------------
 . Value in accumulation period                               --        185,014
 Legacy III C-Share with
  guaranteed minimum death
  benefit:
 . Units in accumulation period                               --      3,045,544
 . Unit value                                     $           -- $        1.044
                                                  -------------- --------------
 . Value in accumulation period                               --      3,178,309
                                                  -------------- --------------
NET ASSETS                                        $5,342,808,805 $1,603,783,692
--------------------------------                  ============== ==============

See accompanying notes.

                                                                                                  AFIS U.S.
                                                                                     AFIS U.S.    Government/
                                              AFIS Asset                AFIS High-   Government/  AAA-Rated
                AFIS Growth    AFIS Asset     Allocation   AFIS High-   Yield Bond   AAA-Rated    Securities  AFIS Cash
AFIS Growth     Class II       Allocation     Class II     Yield Bond   Class II     Securities   Class II    Management
Subaccount      Subaccount     Subaccount     Subaccount   Subaccount   Subaccount   Subaccount   Subaccount  Subaccount
--------------------------------------------------------------------------------------------------------------------------
$6,651,509,155  $1,677,922,883 $1,061,758,081 $398,511,815 $376,639,956 $116,736,320 $310,890,854 $70,255,470 $185,066,129
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
 6,651,509,155   1,677,922,883  1,061,758,081  398,511,815  376,639,956  116,736,320  310,890,854  70,255,470  185,066,129
       758,007         190,601        119,543       44,411       42,149       12,974       34,924       7,817       20,900
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
$6,650,751,148  $1,677,732,282 $1,061,638,538 $398,467,404 $376,597,807 $116,723,346 $310,855,930 $70,247,653 $185,045,229
==============  ============== ============== ============ ============ ============ ============ =========== ============
        29.84%           7.52%          4.76%        1.79%        1.69%        0.52%        1.39%       0.32%        0.83%
==============  ============== ============== ============ ============ ============ ============ =========== ============
   919,133,227              --    319,903,988           --  151,415,942           --  141,140,456          --  106,142,849
     5,054,612              --      2,180,006           --    1,019,869           --      917,099          --      431,228
$        6.321  $           -- $        2.914 $         -- $      2.229 $         -- $      1.959 $        -- $      1.516
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
 5,810,035,083              --    932,207,236           --  337,436,709           --  276,477,299          --  160,919,498
    31,951,268              --      6,352,585           --    2,272,821           --    1,796,487          --      653,770
   128,644,500              --     42,469,686           --   16,643,909           --   16,724,805          --   15,567,717
$        6.287  $           -- $        2.898 $         -- $      2.216 $         -- $      1.948 $        -- $      1.508
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
   808,764,797              --    123,078,717           --   36,888,277           --   32,582,144          --   23,471,961
            --      83,442,571             --   54,258,517           --   19,140,378           --  13,405,747           --
            --       1,473,480             --      970,116           --      323,234           --     590,855           --
$           --  $        2.688 $           -- $      1.385 $         -- $      1.080 $         -- $     1.226 $         --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
            --     224,268,798             --   75,138,423           --   20,673,247           --  16,431,680           --
            --       3,960,275             --    1,343,439           --      349,121           --     724,223           --
            --     519,498,499             --  225,248,043           --   84,318,008           --  41,353,702           --
$           --  $        2.673 $           -- $      1.377 $         -- $      1.074 $         -- $     1.219 $         --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
            --   1,388,630,336             --  310,220,058           --   90,572,166           --  50,409,749           --
            --       4,879,778             --    2,232,880           --      808,866           --     168,786           --
            --          28,951             --          --            --          --            --         --            --
$           --  $        1.363 $           -- $      1.110 $         -- $      1.006 $         -- $     1.111 $         --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
            --       6,653,478             --    2,477,991           --      813,800           --     187,572           --
            --          39,474             --          --            --          --            --         --            --
            --      25,137,733             --    6,684,602           --    2,431,682           --     941,165           --
$           --  $        1.361 $           -- $      1.108 $         -- $      1.005 $         -- $     1.110 $         --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
            --      34,222,719             --    7,407,820           --    2,442,981           --   1,044,646           --
            --           1,000             --        1,000           --        1,000           --       1,000           --
$           --  $        0.898 $           -- $      1.052 $         -- $      0.951 $         -- $     1.062 $         --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
            --             898             --        1,052           --          951           --       1,062           --
            --       1,430,197             --      123,676           --      133,432           --     128,498           --
$           --  $        0.898 $           -- $      1.052 $         -- $      0.950 $         -- $     1.062 $         --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
            --       1,284,284             --      130,136           --      126,816           --     136,421           --
            --      16,686,602             --    1,322,301           --    1,124,484           --   1,147,292           --
$           --  $        0.897 $           -- $      1.052 $         -- $      0.950 $         -- $     1.061 $         --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
            --      14,976,117             --    1,390,510           --    1,068,066           --   1,217,287           --
            --           1,000             --        1,000           --        1,000           --       1,000           --
$           --  $        0.898 $           -- $      1.052 $         -- $      0.951 $         -- $     1.062 $         --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
            --             898             --        1,052           --          951           --       1,062           --
            --         164,304             --      114,918           --       55,054           --      14,271           --
$           --  $        0.898 $           -- $      1.052 $         -- $      0.950 $         -- $     1.061 $         --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
            --         147,517             --      120,916           --       52,311           --      15,148           --
            --       3,953,533             --      224,469           --      656,008           --      74,305           --
$           --  $        0.897 $           -- $      1.051 $         -- $      0.950 $         -- $     1.061 $         --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
            --       3,547,488             --      236,007           --      622,936           --      78,803           --
--------------  -------------- -------------- ------------ ------------ ------------ ------------ ----------- ------------
$6,650,751,148  $1,677,732,282 $1,061,638,538 $398,467,404 $376,597,807 $116,723,346 $310,855,930 $70,247,653 $185,045,229
==============  ============== ============== ============ ============ ============ ============ =========== ============

Lincoln National Variable Annuity Account H

December 31, 2000

                                      AFIS Cash                  AFIS
                                      Management  AFIS           International
                                      Class II    International  Class II
                                      Subaccount  Subaccount     Subaccount
------------------------------------------------------------------------------
Assets
 Investments at Market--Unaffiliated
  (Cost $17,582,336,962)              $48,628,606 $2,542,984,372  $437,959,532
------------------------------------- ----------- -------------- -------------
Total Assets                           48,628,606  2,542,984,372   437,959,532
Liability--Payable to The Lincoln
 National Life Insurance Company            5,063        285,075        48,980
------------------------------------- ----------- -------------- -------------
NET ASSETS                            $48,623,543 $2,542,699,297  $437,910,552
------------------------------------- =========== ============== =============
Percent of net assets                       0.22%         11.40%         1.96%
------------------------------------- =========== ============== =============
Net assets are represented by:
 Legacy II without guaranteed minimum
  death benefit:
 . Units in accumulation period                --    739,931,359            --
 . Annuity reserves units                      --      5,214,620            --
 . Unit value                         $        -- $        3.031 $          --
                                      ----------- -------------- -------------
 . Value in accumulation period                --  2,243,031,647            --
 . Annuity reserves                            --     15,807,625            --
 Legacy II with guaranteed minimum
  death benefit:
 . Units in accumulation period                --     94,163,172            --
 . Unit value                         $        -- $        3.015 $          --
                                      ----------- -------------- -------------
 . Value in accumulation period                --    283,860,025            --
 Legacy III without guaranteed
  minimum death benefit:
 . Units in accumulation period         8,255,575             --    34,746,466
 . Annuity reserves units                 385,767             --       846,732
 . Unit value                         $     1.144 $           -- $       1.637
                                      ----------- -------------- -------------
 . Value in accumulation period         9,448,168             --    56,888,621
 . Annuity reserves                       441,494             --     1,386,312
 Legacy III with guaranteed minimum
  death benefit:
 . Units in accumulation period        29,916,444             --   220,237,317
 . Unit value                         $     1.138 $           -- $       1.628
                                      ----------- -------------- -------------
 . Value in accumulation period        34,050,979             --   358,601,552
 Shareholder's Advantage without
  guaranteed minimum death benefit:
 . Units in accumulation period           318,718             --     3,197,678
 . Annuity reserves units                      --             --            --
 . Unit value                         $     1.061 $           -- $       1.091
                                      ----------- -------------- -------------
 . Value in accumulation period           338,207             --     3,487,802
 . Annuity reserves                            --             --            --
 Shareholder's Advantage with
  guaranteed minimum death benefit:
 . Units in accumulation period         2,401,274             --     9,346,559
 . Unit value                         $     1.060 $           -- $       1.089
                                      ----------- -------------- -------------
 . Value in accumulation period         2,544,656             --    10,179,978
 Legacy III Plus without guaranteed
  minimum death benefit (Annuity
  Reserves):
 . Annuity reserves units                   1,000             --         1,000
 . Unit value                         $     1.019 $           -- $       0.784
                                      ----------- -------------- -------------
 . Annuity reserves                         1,019             --           784
 Legacy III Plus without guaranteed
  minimum death benefit:
 . Units in accumulation period         1,055,219             --       316,698
 . Unit value                         $     1.020 $           -- $       0.784
                                      ----------- -------------- -------------
 . Value in accumulation period         1,076,120             --       248,137
 Legacy III Plus with guaranteed
  minimum death benefit:
 . Units in accumulation period           677,893             --     6,253,088
 . Unit value                         $     1.018 $           -- $       0.783
                                      ----------- -------------- -------------
 . Value in accumulation period           690,342             --     4,897,392
 Legacy III C-Share without
  guaranteed minimum death benefit
  (Annuity Reserves):
 . Annuity reserves units                   1,000             --         1,000
 . Unit value                         $     1.019 $           -- $       0.784
                                      ----------- -------------- -------------
 . Annuity reserves                         1,019             --           784
 Legacy III C-Share without
  guaranteed minimum death benefit:
 . Units in accumulation period             1,000             --        74,842
 . Unit value                         $     1.019 $           -- $       0.783
                                      ----------- -------------- -------------
 . Value in accumulation period             1,019             --        58,627
 Legacy III C-Share with guaranteed
  minimum death benefit:
 . Units in accumulation period            29,981             --     2,759,325
 . Unit value                         $     1.018 $           -- $       0.783
                                      ----------- -------------- -------------
 . Value in accumulation period            30,520             --     2,160,563
                                      ----------- -------------- -------------
NET ASSETS                            $48,623,543 $2,542,699,297 $ 437,910,552
------------------------------------- =========== ============== =============

See accompanying notes.

                                                                    AFIS Global
                                        AFIS Global  AFIS Global    Small                      AFIS New
              AFIS Bond    AFIS Global  Growth Class Small          Capitalization AFIS New    World Class
 AFIS Bond    Class II     Growth       II           Capitalization Class II       World       II
 Subaccount   Subaccount   Subaccount   Subaccount   Subaccount     Subaccount     Subaccount  Subaccount
--------------------------------------------------------------------------------------------------------------
 $142,296,030 $108,992,208 $280,227,704 $447,937,685  $184,896,603   $185,800,132  $42,173,969 $81,257,602
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
  142,296,030  108,992,208  280,227,704  447,937,685   184,896,603    185,800,132   42,173,969  81,257,602
       15,969       12,123       31,542       50,133        20,869         20,839        4,733       8,909
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
 $142,280,061 $108,980,085 $280,196,162 $447,887,552  $184,875,734   $185,779,293  $42,169,236 $81,248,693
 ============ ============ ============ ============  ============   ============  =========== ===========
        0.64%        0.49%        1.26%        2.01%         0.83%          0.83%        0.19%       0.36%
 ============ ============ ============ ============  ============   ============  =========== ===========
  102,767,398           --  132,801,280           --   101,030,481             --   36,450,830          --
      596,424           --    1,024,547           --       490,285             --       84,490          --
 $      1.230 $         -- $      1.843 $         --  $      1.585   $         --  $     1.016 $        --
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
  126,435,577           --  244,748,444           --   160,121,687             --   37,027,252          --
      733,785 --              1,888,206           --       777,045             --       85,826          --
   12,349,802           --   18,309,954           --    15,189,241             --    4,989,072          --
 $      1.224 $         -- $      1.833 $         --  $      1.579   $         --  $     1.013 $        --
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
   15,110,699           --   33,559,512           --    23,977,002             --    5,056,158          --
           --   18,039,100           --   36,417,001            --     16,110,658           --  10,166,647
           --      329,600           --      663,399            --        486,461           --     225,405
 $         -- $      1.167 $         -- $      1.835  $         --   $      1.580  $        -- $     1.013
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
           --   21,052,273           --   66,828,474            --     25,454,190           --  10,301,537
           --      384,655           --    1,217,397            --        768,589           --     228,395
           --   72,571,302           --  198,778,962            --     94,179,916           --  63,066,552
 $         -- $      1.161 $         -- $      1.824  $         --   $      1.574  $        -- $     1.011
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
           --   84,227,771           --  362,538,238            --    148,205,742           --  63,754,086
           --      283,966           --    2,037,902            --      1,247,013           --     960,758
           --          --            --          --             --            --            --         --
 $         -- $      1.065 $         -- $      1.129  $         --   $      1.083  $        -- $     1.075
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
           --      302,470           --    2,301,307            --      1,349,928           --   1,032,439
           --           --           --           --            --             --           --         --
           --    1,875,076           --    8,479,657            --      5,824,068           --   4,004,709
 $         -- $      1.064 $         -- $      1.128  $         --   $      1.081  $        -- $     1.073
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
           --    1,994,439           --    9,561,863            --      6,295,570           --   4,297,224
           --        1,000           --        1,000            --          1,000           --       1,000
 $         -- $      1.018 $         -- $      0.795  $         --   $      0.825  $        -- $     0.889
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
           --        1,018           --          795            --            825           --         889
           --       26,482           --      256,643            --         42,782           --       6,865
 $         -- $      1.018 $         -- $      0.794  $         --   $      0.825  $        -- $     0.888
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
           --       26,948           --      203,884            --         35,294           --       6,098
           --      410,635           --    4,935,193            --      3,059,686           --   1,607,996
 $         -- $      1.017 $         -- $      0.794  $         --   $      0.825  $        -- $     0.888
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
           --      417,610           --    3,918,864            --      2,522,933           --   1,427,503
           --        1,000           --        1,000            --          1,000           --       1,000
 $         -- $      1.018 $         -- $      0.795  $         --   $      0.825  $        -- $     0.889
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
           --        1,018           --          795            --            825           --         889
           --       43,702           --      163,282            --         23,345           --      12,932
 $         -- $      1.017 $         -- $      0.794  $         --   $      0.825  $        -- $     0.888
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
           --       44,460           --      129,687            --         19,255           --      11,483
           --      518,742           --    1,494,107            --      1,366,041           --     211,988
 $         -- $      1.017 $         -- $      0.794  $         --   $      0.824  $        -- $     0.888
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
           --      527,423           --    1,186,248            --      1,126,142           --     188,150
 ------------ ------------ ------------ ------------  ------------   ------------  ----------- -----------
 $142,280,061 $108,980,085 $280,196,162 $447,887,552  $184,875,734   $185,779,293  $42,169,236 $81,248,693
 ============ ============ ============ ============  ============   ============  =========== ===========

Lincoln National Variable Annuity Account H

Statement of operations

Year Ended December 31, 2000




                                                AFIS Growth-     AFIS Growth-
                                                Income           Income Class
                               Combined         Subaccount       II Subaccount
-------------------------------------------------------------------------------
Net Investment Income:
 . Dividends from investment
   income                      $    33,890,510  $    10,497,610  $   2,059,807
 . Dividends from net
   realized gains on
   investments                     241,389,798       82,964,979     18,023,312
 . Mortality and expense
   guarantees:
 Legacy II without guaranteed
  minimum death benefit           (238,397,674)     (67,055,817)            --
 Legacy II with guaranteed
  minimum death benefit            (27,314,296)      (8,128,954)            --
 Legacy III without
  guaranteed minimum death
  benefit                           (9,253,609)              --     (2,782,533)
 Legacy III with guaranteed
  minimum death benefit            (53,323,285)              --    (15,303,335)
 Shareholder's Advantage
  without guaranteed minimum
  death benefit                       (104,681)              --        (17,209)
 Shareholder's Advantage with
  guaranteed minimum death
  benefit                             (393,146)              --       (107,205)
 Legacy III Plus without
  guaranteed minimum death
  benefit (Annuity Reserves)               (64)              --             (6)
 Legacy III Plus without
  guaranteed minimum death
  benefit                              (13,007)              --         (2,321)
 Legacy III Plus with
  guaranteed minimum death
  benefit                             (113,879)              --        (27,040)
 Legacy III C Share without
  guaranteed minimum death
  benefit (Annuity Reserves)               (65)              --             (6)
 Legacy III C Share without
  guaranteed minimum death
  benefit                               (1,882)              --           (459)
 Legacy III C Share with
  guaranteed minimum death
  benefit                              (23,704)              --         (5,707)
-----------------------------  ---------------  ---------------  -------------
NET INVESTMENT INCOME (LOSS)       (53,658,984)      18,277,818      1,837,298
-----------------------------
Net Realized and Unrealized
 Gain (Loss) on Investments:
 . Net realized gain (loss)
   on investments                  842,105,391      111,444,565     (2,739,421)
 . Net change in unrealized
   appreciation or
   depreciation on
   investments                  (1,204,354,226)     221,288,500     92,426,875
-----------------------------  ---------------  ---------------  -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS       (362,248,835)     332,733,065     89,687,454
-----------------------------  ---------------  ---------------  -------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                    $  (415,907,819) $   351,010,883  $  91,524,752
-----------------------------  ===============  ===============  =============

                               AFIS Cash                         AFIS
                               Management       AFIS             International
                               Class II         International    Class II
                               Subaccount       Subaccount       Subaccount
-------------------------------------------------------------------------------
Net Investment Income:
 . Dividends from investment
   income                      $       221,796  $     1,625,083  $     131,949
 . Dividends from net
   realized gains on
   investments                              --       58,852,002      6,650,137
 . Mortality and expense
   guarantees:
 Legacy II without guaranteed
  minimum death benefit                     --      (43,136,734)            --
 Legacy II with guaranteed
  minimum death benefit                     --       (4,427,319)            --
 Legacy III without
  guaranteed minimum death
  benefit                             (115,106)              --       (812,617)
 Legacy III with guaranteed
  minimum death benefit               (444,644)              --     (5,241,995)
 Shareholder's Advantage
  without guaranteed minimum
  death benefit                           (968)              --        (17,867)
 Shareholder's Advantage with
  guaranteed minimum death
  benefit                               (7,991)              --        (39,423)
 Legacy III Plus without
  guaranteed minimum death
  benefit (Annuity Reserves)                (6)              --             (5)
 Legacy III Plus without
  guaranteed minimum death
  benefit                               (1,082)              --         (1,298)
 Legacy III Plus with
  guaranteed minimum death
  benefit                               (1,316)              --        (14,808)
 Legacy III C Share without
  guaranteed minimum death
  benefit (Annuity Reserves)                (6)              --             (5)
 Legacy III C Share without
  guaranteed minimum death
  benefit                                   (7)              --           (161)
 Legacy III C Share with
  guaranteed minimum death
  benefit                                 (262)              --         (4,344)
-----------------------------  ---------------  ---------------  -------------
NET INVESTMENT INCOME (LOSS)          (349,592)      12,913,032        649,563
-----------------------------
Net Realized and Unrealized
 Gain (Loss) on Investments:
 . Net realized gain (loss)
   on investments                      830,231      240,479,470      5,437,503
 . Net change in unrealized
   appreciation or
   depreciation on
   investments                       1,316,473   (1,040,778,827)  (130,200,367)
-----------------------------  ---------------  ---------------  -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS          2,146,704     (800,299,357)  (124,762,864)
-----------------------------  ---------------  ---------------  -------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                    $     1,797,112  $  (787,386,325) $(124,113,301)
-----------------------------  ===============  ===============  =============

See accompanying notes.

                                                                                                      AFIS U.S.
                                                                                         AFIS U.S.    Government/
                                            AFIS Asset                    AFIS High-     Government/  AAA-Rated
AFIS            AFIS Growth   AFIS Asset    Allocation     AFIS High-     Yield Bond     AAA-Rated    Securities    AFIS Cash
Growth          Class II      Allocation    Class II       Yield Bond     Class II       Securities   Class II      Management
Subaccount      Subaccount    Subaccount    Subaccount     Subaccount     Subaccount     Subaccount   Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------------
$     199,118   $         --  $  4,218,352  $   1,115,684   $  4,098,837   $    899,066  $ 1,826,297  $    248,137  $ 1,263,623
   48,783,889      8,506,224            --             --             --             --           --            --           --
  (92,755,239)            --   (13,953,705)            --     (5,473,312)            --   (3,961,481)           --   (2,573,419)
  (10,951,623)            --    (1,561,103)            --       (487,876)            --     (403,025)           --     (297,210)
           --     (2,672,612)           --       (876,357)            --       (249,195)          --      (166,533)          --
           --    (17,750,492)           --     (3,824,329)            --     (1,197,654)          --      (543,592)          --
           --        (29,699)           --         (9,675)            --         (6,117)          --          (398)          --
           --       (117,622)           --        (21,398)            --         (8,649)          --        (2,422)          --
           --             (6)           --             (6)            --             (6)          --            (6)          --
           --         (3,799)           --         (3,437)            --           (243)          --          (356)          --
           --        (39,583)           --           (362)            --         (4,484)          --        (4,905)          --
           --             (6)           --             (6)            --             (6)          --            (6)          --
           --           (342)           --           (201)            --           (157)          --           (36)          --
           --         (6,527)           --           (766)            --         (1,032)          --           (83)          --
-------------   ------------  ------------  -------------   ------------   ------------  -----------  ------------  -----------
  (54,723,855)   (12,114,464)  (11,296,456)    (3,620,853)    (1,862,351)      (568,477)  (2,538,209)     (470,200)  (1,607,006)
  454,471,738      1,858,838    36,774,873     (2,233,561)   (14,518,188)    (3,131,895)  (3,702,469)     (297,897)   3,968,622
 (107,394,832)     2,561,049     3,574,770     18,088,442     (2,263,635)    (1,540,592)  36,473,304     6,126,643    7,010,785
-------------   ------------  ------------  -------------   ------------   ------------  -----------  ------------  -----------
  347,076,906      4,419,887    40,349,643     15,854,881    (16,781,823)    (4,672,487)  32,770,835     5,828,746   10,979,407
-------------   ------------  ------------  -------------   ------------   ------------  -----------  ------------  -----------
$ 292,353,051   $ (7,694,577) $ 29,053,187  $  12,234,028   $(18,644,174)  $ (5,240,964) $30,232,626  $  5,358,546  $ 9,372,401
=============   ============  ============  =============   ============   ============  ===========  ============  ===========
                                                                          AFIS Global
                                                           AFIS Global    Small                       AFIS New
AFIS            AFIS Bond     AFIS Global   AFIS Global    Small          Capitalization AFIS New     World Class
Bond            Class II      Growth        Growth Class   Capitalization Class II       World        II
Subaccount      Subaccount    Subaccount    II Subaccount  Subaccount     Subaccount     Subaccount   Subaccount
----------------------------------------------------------------------------------------------------------------------
$     993,704   $    563,711  $    350,436  $     370,364   $    651,176   $    364,886  $   819,657  $  1,371,217
           --             --     3,312,674      4,032,758      4,529,919      2,653,711    1,084,244     1,995,949
   (1,805,174)            --    (4,231,757)            --     (2,859,441)            --     (591,595)           --
     (172,321)            --      (477,114)            --       (337,764)            --      (69,987)           --
           --       (235,672)           --       (925,913)            --       (310,538)          --      (106,533)
           --     (1,025,368)           --     (5,309,776)            --     (1,960,710)          --      (721,390)
           --         (1,416)           --         (9,130)            --         (7,733)          --        (4,469)
           --         (6,122)           --        (37,799)            --        (26,613)          --       (17,902)
           --             (6)           --             (5)            --             (6)          --            (6)
           --            (76)           --           (317)            --            (63)          --           (15)
           --         (1,019)           --        (10,001)            --         (6,063)          --        (4,298)
           --             (6)           --             (6)            --             (6)          --            (6)
           --           (138)           --           (313)            --            (40)          --           (28)
           --           (759)           --         (2,432)            --         (1,506)          --          (286)
-------------   ------------  ------------  -------------   ------------   ------------  -----------  ------------
     (983,791)      (706,871)   (1,045,761)    (1,892,570)     1,983,890        705,319    1,242,319     2,512,233
   (1,227,549)      (220,268)    8,686,706      1,227,749      4,548,487        696,804     (275,090)       26,143
    7,548,848      4,432,749   (83,532,033)  (109,319,822)   (60,639,351)   (46,303,026)  (9,309,611)  (13,920,568)
-------------   ------------  ------------  -------------   ------------   ------------  -----------  ------------
    6,321,299      4,212,481   (74,845,327)  (108,092,073)   (56,090,864)   (45,606,222)  (9,584,701)  (13,894,425)
-------------   ------------  ------------  -------------   ------------   ------------  -----------  ------------
$   5,337,508   $  3,505,610  $(75,891,088) $(109,984,643)  $(54,106,974)  $(44,900,903) $(8,342,382) $(11,382,192)
=============   ============  ============  =============   ============   ============  ===========  ============

Lincoln National Variable Annuity Account H

Statements of changes in net assets

Years Ended December 31, 1999 and 2000

                                                                                   AFIS Growth-     AFIS Growth-
                                                                                   Income           Income Class II
                                                                 Combined          Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999                                    $ 18,491,736,931  $ 6,180,812,756  $   613,918,875
Changes From Operations:
 . Net investment income                                            2,850,558,728      971,652,799      182,214,040
 . Net realized gain (loss) on investments                            674,284,647      228,634,133          (76,730)
 . Net change in unrealized appreciation or depreciation on
   investments                                                      2,383,264,765     (612,847,050)    (112,083,394)
---------------------------------------------------------------  ----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     5,908,108,140      587,439,882       70,053,916
Change From Unit Transactions:
 Accumulation Units:
 . Contract purchases                                               4,055,223,256      396,604,891      532,499,824
 . Terminated contracts and transfers to annuity reserves          (4,793,427,647)  (1,268,182,228)     (85,270,021)
 -------------------------------------------------------------   ----------------  ---------------  ---------------
                                                                     (738,204,391)    (871,577,337)     447,229,803
 Annuity Reserves:
 . Transfer from accumulation units and between subaccounts            27,417,634        5,179,744        1,616,167
 . Annuity payments                                                   (14,312,517)      (3,587,278)        (727,206)
 . Receipt (reimbursement) of mortality guarantee adjustment              149,119            8,945            5,311
 -------------------------------------------------------------   ----------------  ---------------  ---------------
                                                                       13,254,236        1,601,411          894,272
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                        (724,950,155)    (869,975,926)     448,124,075
---------------------------------------------------------------  ----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             5,183,157,985     (282,536,044)     518,177,991
---------------------------------------------------------------  ----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 1999                                  $ 23,674,894,916  $ 5,898,276,712  $ 1,132,096,866
---------------------------------------------------------------  ================  ===============  ===============
Changes From Operations:
 . Net investment income (loss)                                  $    (53,658,984) $    18,277,818  $     1,837,298
 . Net realized gain (loss) on investments                            842,105,391      111,444,565       (2,739,421)
 . Net change in unrealized appreciation or depreciation on
   investments                                                     (1,204,354,226)     221,288,500       92,426,875
---------------------------------------------------------------  ----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      (415,907,819)     351,010,883       91,524,752
Change From Unit Transactions:
 Accumulation Units:
 . Contract purchases                                               6,165,014,206      628,563,373      540,005,774
 . Terminated contracts and transfers to annuity reserves          (7,132,470,364)  (1,535,206,850)    (160,434,166)
 -------------------------------------------------------------   ----------------  ---------------  ---------------
                                                                     (967,456,158)    (906,643,477)     379,571,608
 Annuity Reserves:
 . Transfer from accumulation units and between subaccounts            26,786,037        4,531,391        1,566,058
 . Annuity payments                                                   (20,287,524)      (4,020,893)        (970,000)
 . Receipt (reimbursement) of mortality guarantee adjustment             (727,410)        (345,811)          (5,592)
 -------------------------------------------------------------   ----------------  ---------------  ---------------
                                                                        5,771,103          164,687          590,466
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                        (961,685,055)    (906,478,790)     380,162,074
---------------------------------------------------------------  ----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (1,377,592,874)    (555,467,907)     471,686,826
---------------------------------------------------------------  ----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2000                                  $ 22,297,302,042  $ 5,342,808,805  $ 1,603,783,692
---------------------------------------------------------------  ================  ===============  ===============


See accompanying notes.

                                                                                                             AFIS U.S.
                                                                                              AFIS U.S.      Government/
                                                   AFIS Asset                   AFIS High-    Government/    AAA-Rated
                   AFIS Growth     AFIS Asset      Allocation    AFIS High-     Yield Bond    AAA-Rated      Securities
AFIS Growth        Class II        Allocation      Class II      Yield Bond     Class II      Securities     Class II
Subaccount         Subaccount      Subaccount      Subaccount    Subaccount     Subaccount    Subaccount     Subaccount
--------------------------------------------------------------------------------------------------------------------------
$  5,087,665,144   $  358,446,575  $1,422,449,662  $184,417,563  $ 618,700,228  $ 70,390,999  $ 466,712,139  $ 34,383,838
     902,628,333      134,086,535     111,176,008    25,663,623     46,133,460     7,101,972     19,997,770     1,978,702
     275,670,145           42,140      43,128,169       (92,641)   (10,243,941)     (670,173)    (3,165,354)     (171,695)
   1,474,521,234      176,203,033     (75,303,263)  (13,767,288)   (11,867,689)   (2,962,809)   (25,194,562)   (2,632,879)
----------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
   2,652,819,712      310,331,708      79,000,914    11,803,694     24,021,830     3,468,990     (8,362,146)     (825,872)
     678,361,603      457,300,098     100,358,222   161,643,397     69,919,522    42,803,558     84,455,291    32,006,021
  (1,248,483,617)     (56,143,544)   (299,229,623)  (32,229,411)  (199,680,418)  (17,811,654)  (178,030,011)  (17,984,427)
----------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
    (570,122,014)     401,156,554    (198,871,401)  129,413,986   (129,760,896)   24,991,904    (93,574,720)   14,021,594
       7,809,103        1,627,925       1,050,198       427,965        511,359       188,151        193,581       345,971
      (3,878,242)        (507,939)     (1,175,443)      (66,895)      (527,587)      (54,980)      (285,712)      (66,852)
          39,381            1,163          61,955          (231)         1,955        (1,584)          (206)           55
----------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
       3,970,242        1,121,149         (63,290)      360,839        (14,273)      131,587        (92,337)      279,174
    (566,151,772)     402,277,703    (198,934,691)  129,774,825   (129,775,169)   25,123,491    (93,667,057)   14,300,768
----------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
   2,086,667,940      712,609,411    (119,933,777)  141,578,519   (105,753,339)   28,592,481   (102,029,203)   13,474,896
----------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
$  7,174,333,084   $1,071,055,986  $1,302,515,885  $325,996,082  $ 512,946,889  $ 98,983,480  $ 364,682,936  $ 47,858,734
================   ==============  ==============  ============  =============  ============  =============  ============
$    (54,723,855)  $  (12,114,464) $  (11,296,456) $ (3,620,853) $  (1,862,351) $   (568,477) $  (2,538,209) $   (470,200)
     454,471,738        1,858,838      36,774,873    (2,233,561)   (14,518,188)   (3,131,895)    (3,702,469)     (297,897)
    (107,394,832)       2,561,049       3,574,770    18,088,442     (2,263,635)   (1,540,592)    36,473,304     6,126,643
----------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
     292,353,051       (7,694,577)     29,053,187    12,234,028    (18,644,174)   (5,240,964)    30,232,626     5,358,546
   1,254,760,909      781,379,058     113,873,427   122,016,453     66,624,399    73,963,292     58,404,859    35,768,231
  (2,071,593,897)    (168,181,155)   (383,925,081)  (62,437,179)  (184,035,731)  (50,979,516)  (142,418,575)  (18,824,675)
----------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
    (816,832,988)     613,197,903    (270,051,654)   59,579,274   (117,411,332)   22,983,776    (84,013,716)   16,943,556
       7,757,164        2,146,294       1,288,887       820,556        170,446        75,627        204,935       214,000
      (6,554,602)      (1,045,690)     (1,091,671)     (160,310)      (450,924)      (77,433)      (242,897)     (126,165)
        (304,561)          72,366         (76,096)       (2,226)       (13,098)       (1,140)        (7,954)       (1,018)
----------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
         898,001        1,172,970         121,120       658,020       (293,576)       (2,946)       (45,916)       86,817
    (815,934,987)     614,370,873    (269,930,534)   60,237,294   (117,704,908)   22,980,830    (84,059,632)   17,030,373
----------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
    (523,581,936)     606,676,296    (240,877,347)   72,471,322   (136,349,082)   17,739,866    (53,827,006)   22,388,919
----------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
$  6,650,751,148   $1,677,732,282  $1,061,638,538  $398,467,404  $ 376,597,807  $116,723,346  $ 310,855,930  $ 70,247,653
================   ==============  ==============  ============  =============  ============  =============  ============
 AFIS Cash
 Management
 Subaccount
--------------------------------------------------------------------------------------------------------
 $ 214,044,149
     8,267,510
        35,255
       336,632
 -------------
     8,639,397
   542,479,627
  (494,074,307)
 -------------
    48,405,320
       412,110
       (68,251)
         3,193
 -------------
       347,052
    48,752,372
 -------------
    57,391,769
 -------------
 $ 271,435,918
 =============
 $  (1,607,006)
     3,968,622
     7,010,785
 -------------
     9,372,401
   498,704,184
  (594,422,716)
 -------------
   (95,718,532)
        50,553
       (94,621)
          (490)
 -------------
       (44,558)
   (95,763,090)
 -------------
   (86,390,689)
 -------------
 $ 185,045,229
 =============

Lincoln National Variable Annuity Account H

Years Ended December 31, 1999 and 2000

                                 AFIS Cash                       AFIS
                                 Management     AFIS             International
                                 Class II       International    Class II
                                 Subaccount     Subaccount       Subaccount
-------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999     $ 34,185,015  $ 2,504,045,757  $ 136,066,411
Changes From Operations:
 . Net investment income             1,195,080      345,257,657     32,235,601
 . Net realized gain (loss) on
   investments                           7,876      136,759,947        300,753
 . Net change in unrealized
   appreciation or depreciation
   on investments                       47,577    1,197,092,804    105,733,268
-------------------------------  -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                          1,250,533    1,679,110,408    138,269,622
Change From Unit Transactions:
 Accumulation Units:
 . Contract purchases               76,596,463      233,170,102    114,066,150
 . Terminated contracts and
   transfers to annuity
   reserves                        (64,527,757)    (600,613,674)   (19,828,191)
 -----------------------------   -------------  ---------------  -------------
                                    12,068,706     (367,443,572)    94,237,959
 Annuity Reserves:
 . Transfer from accumulation
   units and between
   subaccounts                         263,628        4,544,323        548,952
 . Annuity payments                    (18,435)      (2,529,837)      (134,337)
 . Receipt (reimbursement) of
   mortality guarantee
   adjustment                               --           23,832         (2,400)
 -----------------------------   -------------  ---------------  -------------
                                       245,193        2,038,318        412,215
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM UNIT
 TRANSACTIONS                       12,313,899     (365,405,254)    94,650,174
-------------------------------  -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS                         13,564,432    1,313,705,154    232,919,796
-------------------------------  -------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 1999  $  47,749,447  $ 3,817,750,911  $ 368,986,207
-------------------------------  =============  ===============  =============
Changes From Operations:
 . Net investment income (loss)  $    (349,592) $    12,913,032  $     649,563
 . Net realized gain (loss) on
   investments                         830,231      240,479,470      5,437,503
 . Net change in unrealized
   appreciation or depreciation
   on investments                    1,316,473   (1,040,778,827)  (130,200,367)
-------------------------------  -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                          1,797,112     (787,386,325)  (124,113,301)
Change From Unit Transactions:
 Accumulation Units:
 . Contract purchases              123,690,761      537,843,118    302,415,244
 . Terminated contracts and
   transfers to annuity
   reserves                       (124,783,278)  (1,025,737,089)  (109,767,233)
 -----------------------------   -------------  ---------------  -------------
                                    (1,092,517)    (487,893,971)   192,648,011
 Annuity Reserves:
 . Transfer from accumulation
   units and between
   subaccounts                         217,794        4,244,237        741,261
 . Annuity payments                    (47,619)      (3,894,057)      (351,200)
 . Receipt (reimbursement) of
   mortality guarantee
   adjustment                             (674)        (121,498)          (426)
 -----------------------------   -------------  ---------------  -------------
                                       169,501          228,682        389,635
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM UNIT
 TRANSACTIONS                         (923,016)    (487,665,289)   193,037,646
-------------------------------  -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS                            874,096   (1,275,051,614)    68,924,345
-------------------------------  -------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2000  $  48,623,543  $ 2,542,699,297  $ 437,910,552
-------------------------------  =============  ===============  =============


See accompanying notes.

                                                                           AFIS Global
                                            AFIS Global    AFIS Global     Small                         AFIS
               AFIS Bond     AFIS Global    Growth         Small           Capitalization  AFIS New      New World
AFIS Bond      Class II      Growth         Class II       Capitalization  Class II        World         Class II
Subaccount     Subaccount    Subaccount     Subaccount     Subaccount      Subaccount      Subaccount    Subaccount
----------------------------------------------------------------------------------------------------------------------
$177,793,523   $ 47,812,983  $ 132,590,670  $ 134,556,715  $  51,416,845   $  21,327,084   $         --  $         --
   9,620,676      3,572,730     11,847,958     14,534,819     13,245,348       8,095,675         34,641        17,791
    (907,102)      (165,313)     1,908,891        237,892      2,901,161         146,994          1,486         2,754
  (6,398,389)    (2,564,024)    98,681,854    116,946,207     44,645,168      25,882,604      4,421,837     4,373,894
------------   ------------  -------------  -------------  -------------   -------------   ------------  ------------
   2,315,185        843,393    112,438,703    131,718,918     60,791,677      34,125,273      4,457,964     4,394,439
  50,106,319     40,847,679    106,957,975    128,756,329     95,581,462      51,794,935     29,928,449    28,985,339
 (69,209,717)   (11,273,934)   (56,115,684)   (17,408,970)   (46,466,522)     (6,526,057)    (3,047,501)   (1,290,379)
------------   ------------  -------------  -------------  -------------   -------------   ------------  ------------
 (19,103,398)    29,573,745     50,842,291    111,347,359     49,114,940      45,268,878     26,880,948    27,694,960
     370,737        257,336        798,409        557,713        164,132         387,634         46,955       115,541
    (363,229)       (45,949)      (104,946)       (75,049)       (70,298)        (16,035)        (1,603)       (6,414)
       1,049         (4,232)          (196)         4,751           (531)          1,662            (20)        5,267
------------   ------------  -------------  -------------  -------------   -------------   ------------  ------------
       8,557        207,155        693,267        487,415         93,303         373,261         45,332       114,394
 (19,094,841)    29,780,900     51,535,558    111,834,774     49,208,243      45,642,139     26,926,280    27,809,354
------------   ------------  -------------  -------------  -------------   -------------   ------------  ------------
 (16,779,656)    30,624,293    163,974,261    243,553,692    109,999,920      79,767,412     31,384,244    32,203,793
------------   ------------  -------------  -------------  -------------   -------------   ------------  ------------
$161,013,867   $ 78,437,276  $ 296,564,931  $ 378,110,407  $ 161,416,765   $ 101,094,496   $ 31,384,244  $ 32,203,793
============   ============  =============  =============  =============   =============   ============  ============
$   (983,791)  $   (706,871) $  (1,045,761) $  (1,892,570) $   1,983,890   $     705,319   $  1,242,319  $  2,512,233
  (1,227,549)      (220,268)     8,686,706      1,227,749      4,548,487         696,804       (275,090)       26,143
   7,548,848      4,432,749    (83,532,033)  (109,319,822)   (60,639,351)    (46,303,026)    (9,309,611)  (13,920,568)
------------   ------------  -------------  -------------  -------------   -------------   ------------  ------------
   5,337,508      3,505,610    (75,891,088)  (109,984,643)   (54,106,974)    (44,900,903)    (8,342,382)  (11,382,192)
  40,651,336     45,471,174    187,443,395    230,298,533    220,783,253     180,829,006     43,540,551    77,983,876
 (64,356,651)   (18,418,686)  (128,699,221)   (50,931,671)  (143,546,533)    (51,606,854)   (24,462,596)  (17,701,011)
------------   ------------  -------------  -------------  -------------   -------------   ------------  ------------
 (23,705,315)    27,052,488     58,744,174    179,366,862     77,236,720     129,222,152     19,077,955    60,282,865
     (68,867)        68,329      1,058,329        528,250        514,812         398,989         71,516       185,476
    (294,569)       (83,814)      (280,184)      (161,734)      (184,445)        (95,331)       (21,841)      (37,524)
      (2,563)           196             --         28,410         (1,144)         59,890           (256)       (3,725)
------------   ------------  -------------  -------------  -------------   -------------   ------------  ------------
    (365,999)       (15,289)       778,145        394,926        329,223         363,548         49,419       144,227
 (24,071,314)    27,037,199     59,522,319    179,761,788     77,565,943     129,585,700     19,127,374    60,427,092
------------   ------------  -------------  -------------  -------------   -------------   ------------  ------------
 (18,733,806)    30,542,809    (16,368,769)    69,777,145     23,458,969      84,684,797     10,784,992    49,044,900
------------   ------------  -------------  -------------  -------------   -------------   ------------  ------------
$142,280,061   $108,980,085  $ 280,196,162  $ 447,887,552  $ 184,875,734   $ 185,779,293   $ 42,169,236  $ 81,248,693
============   ============  =============  =============  =============   =============   ============  ============

Lincoln National Variable Annuity Account H

Notes to financial statements

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln National Variable Annuity Account H (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of five products, each offering a guaranteed minimum death benefit (GMDB) rider option. The available contracts are as follows:

 . Legacy II
 . Legacy III
 . Shareholder's Advantage
 . Legacy III Plus
 . Legacy III C-Share

Legacy III and Shareholder Advantage contracts became available to clients of the Company on April 30, 1997 and September 23, 1999, respectively. Legacy III Plus and Legacy C-Share contracts became available to clients of the Company on July 21, 2000.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The Variable Account invests in the American Funds Insurance Series (AFIS) which consists of the following mutual funds (Funds):

AFIS Growth-Income Fund
AFIS Growth-Income Class II Fund
AFIS Growth Fund
AFIS Growth Class II Fund
AFIS Asset Allocation Fund
AFIS Asset Allocation Class II Fund
AFIS High-Yield Bond Fund
AFIS High-Yield Bond Class II Fund
AFIS U.S. Government/AAA-Rated Securities Fund
AFIS U.S. Government/AAA-Rated Securities Class II Fund
AFIS Cash Management Fund
AFIS Cash Management Class II Fund
AFIS International Fund
AFIS International Class II Fund
AFIS Bond Fund
AFIS Bond Class II Fund
AFIS Global Growth Fund
AFIS Global Growth Class II Fund
AFIS Global Small Capitalization Fund
AFIS Global Small Capitalization Class II Fund
AFIS New World Fund
AFIS New World Class II Fund

AFIS is registered as an open-ended management investment company. Investment in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Investment transactions are accounted for on a trade date-basis. The cost of investments sold is determined by the average-cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows for the five contract types and the corresponding rider options within the Variable Account:

 . Legacy II at a daily rate of .0036986% (1.35% on an annual basis)

 . Legacy II with GMDB rider at a daily rate of .0041096% (1.50% on an annual basis)

 . Legacy III at a daily rate of .0034247% (1.25% on an annual basis)

 . Legacy III with GMDB rider at a daily rate of .0038356% (1.40% on an annual basis)

Lincoln National Variable Annuity Account H

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

 . Shareholder Advantage at a daily rate of .0016438% (.60% on an annual basis)

 . Shareholder Advantage with GMDB rider at a daily rate of .0019726% (.72% on an annual basis)

 . Legacy III Plus (Annuity Reserves) at a daily rate of .0038356% (1.40% on an annual basis)

 . Legacy III Plus at a daily rate of .0041096% (1.50% on an annual basis)

 . Legacy III Plus with GMDB rider at a daily rate of .0043836% (1.60% on an annual basis)

 . Legacy III C-Share (Annuity Reserves) at a daily rate of .0039726% (1.45% on an annual basis)

 . Legacy III C-Share at a daily rate of .0042466% (1.55% on an annual basis)

 . Legacy III C-Share with GMDB rider at a daily rate of .0045205% (1.65% on an annual basis)

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 2000 for the Legacy II, Legacy III products, Legacy III Plus and Legacy III C-Share:

AFIS Growth-Income subaccount                                  $ 4,926,969
AFIS Growth-Income Class II subaccount                             939,898
AFIS Growth subaccount                                           6,162,138
AFIS Growth Class II subaccount                                    947,263
AFIS Asset Allocation subaccount                                 1,135,485
AFIS Asset Allocation Class II subaccount                          224,357
AFIS High-Yield Bond subaccount                                    484,714
AFIS High-Yield Bond Class II subaccount                            62,244
AFIS U.S. Government/AAA-Rated Securities subaccount               320,823
AFIS U.S. Government/AAA-Rated Securities Class II subaccount       35,720
AFIS Cash Management subaccount                                    670,636
AFIS Cash Management Class II subaccount                            94,367
AFIS International subaccount                                    2,906,645
AFIS International Class II subaccount                             254,192
AFIS Bond subaccount                                               145,159
AFIS Bond Class II subaccount                                       46,871
AFIS Global Growth subaccount                                      285,625
AFIS Global Growth Class II subaccount                             241,954
AFIS Global Small Capitalization subaccount                        156,237
AFIS Global Small Capitalization Class II subaccount                67,130
AFIS New World subaccount                                           37,891
AFIS New World Class II subaccount                                  17,426
                                                               -----------
                                                               $20,163,744
                                                               ===========

For the Shareholder's Advantage product a front-end load, or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. The sales charge percentage decreases as the value accumulated under certain of the owner's investment increase. For the period ending December 31, 2000, sales charges were $2,538,910.

Accordingly, the Company is responsible for all sales and general and administrative expenses applicable to the Variable Account.

Lincoln National Variable Annuity Account H

3. Net Assets
The following is a summary of net assets owned at December 31, 2000.


                                                               AFIS
                                                AFIS           Growth-Income
                                                Growth-Income  Class II
                                Combined        Subaccount     Subaccount
------------------------------------------------------------------------------
Unit Transactions:
 Accumulation units             $ 6,742,992,165 $  523,863,236 $1,371,274,782
 Annuity reserves                    58,762,059     12,216,998      2,962,757
------------------------------  --------------- -------------- --------------
                                  6,801,754,224    536,080,234  1,374,237,539
Accumulated net investment
 income                           8,385,711,849  3,299,795,932    289,649,073
Accumulated net realized gain
 (loss) on investments            2,392,351,724    649,905,570     (2,913,481)
Net unrealized appreciation
 (depreciation) on investments    4,717,484,245    857,027,069    (57,189,439)
------------------------------  --------------- -------------- --------------
                                $22,297,302,042 $5,342,808,805 $1,603,783,692
                                =============== ============== ==============

                                AFIS
                                Cash                           AFIS
                                Management      AFIS           International
                                Class II        International  Class II
                                Subaccount      Subaccount     Subaccount
------------------------------------------------------------------------------
Unit Transactions:
 Accumulation units             $    44,143,359 $  415,195,327 $  410,678,499
 Annuity reserves                       418,201      9,488,515      1,245,468
------------------------------  --------------- -------------- --------------
                                     44,561,560    424,683,842    411,923,967
Accumulated net investment
 income                               2,052,941    887,884,945     40,864,564
Accumulated net realized gain
 (loss) on investments                  840,281    526,790,056      5,609,521
Net unrealized appreciation
 (depreciation) on investments        1,168,761    703,340,454    (20,487,500)
------------------------------  --------------- -------------- --------------
                                $    48,623,543 $2,542,699,297 $  437,910,552
                                =============== ============== ==============

                                                                                                          AFIS
                                                                                            AFIS          U.S.
                                                AFIS                         AFIS           U.S.          Government/
                 AFIS            AFIS           Asset         AFIS           High-Yield     Government/   AAA-Rated
 AFIS            Growth          Asset          Allocation    High-Yield     Bond           AAA-Rated     Securities
 Growth          Class II        Allocation     Class II      Bond           Class II       Securities    Class II
 Subaccount      Subaccount      Subaccount     Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
----------------------------------------------------------------------------------------------------------------------
 $  186,401,744  $1,298,122,279  $  204,676,502 $360,572,649   $155,549,051   $118,938,084  $128,505,337  $63,725,313
     13,955,250       3,015,286       3,632,656    1,281,147      1,988,629        371,977     1,254,880      640,755
 --------------  --------------  -------------- ------------   ------------   ------------  ------------  -----------
    200,356,994   1,301,137,565     208,309,158  361,853,796    157,537,680    119,310,061   129,760,217   64,366,068
  2,474,110,241     177,501,433     543,842,013   40,465,299    291,651,395     12,624,222   177,443,035    2,721,766
  1,098,244,011       1,884,599     127,336,758   (2,333,528)   (22,213,110)    (3,959,174)  (10,198,431)    (427,247)
  2,878,039,902     197,208,685     182,150,609   (1,518,163)   (50,378,158)   (11,251,763)   13,851,109    3,587,066
 --------------  --------------  -------------- ------------   ------------   ------------  ------------  -----------
 $6,650,751,148  $1,677,732,282  $1,061,638,538 $398,467,404   $376,597,807   $116,723,346  $310,855,930  $70,247,653
 ==============  ==============  ============== ============   ============   ============  ============  ===========
 AFIS
 Cash
 Management
 Subaccount
----------------------------------------------------------------------------------------------------------------------
 $119,015,541
      514,031
 ---------------
  119,529,572
   53,910,990
    5,475,742
    6,128,925
 ---------------
 $185,045,229
 ===============-

                                                                             AFIS
                                                AFIS          AFIS           Global
                 AFIS            AFIS           Global        Global         Small                        AFIS
 AFIS            Bond            Global         Growth        Small          Capitalization AFIS          New World
 Bond            Class II        Growth         Class II      Capitalization Class II       New World     Class II
 Subaccount      Subaccount      Subaccount     Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------
 $  116,942,070  $  103,304,965  $  217,161,957 $403,328,542   $174,260,828   $193,395,372  $ 45,958,903  $87,977,825
        655,737         367,551       1,807,738    1,143,585        662,915        784,611        94,751      258,621
 --------------  --------------  -------------- ------------   ------------   ------------  ------------  -----------
    117,597,807     103,672,516     218,969,695  404,472,127    174,923,743    194,179,983    46,053,654   88,236,446
     25,851,838       5,198,025      14,855,437   16,542,330     15,878,673      9,060,713     1,276,960    2,530,024
     (1,507,945)       (407,301)     11,185,532    1,474,308      6,974,035        836,235      (273,604)      28,897
        338,361         516,845      35,185,498   25,398,787    (12,900,717)   (18,297,638)   (4,887,774)  (9,546,674)
 --------------  --------------  -------------- ------------   ------------   ------------  ------------  -----------
 $  142,280,061  $  108,980,085  $  280,196,162 $447,887,552   $184,875,734   $185,779,293  $ 42,169,236  $81,248,693
 ==============  ==============  ============== ============   ============   ============  ============  ===========
---------------------------------------------------------------------------------------------------------------------

 ---------------
 ---------------
 ===============

Lincoln National Variable Annuity Account H

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                                 Aggregate      Aggregate
                                                 Cost of        Proceeds
                                                 Purchases      from Sales
------------------------------------------------------------------------------
AFIS Growth-Income Fund                          $   89,726,005 $  977,542,149
AFIS Growth-Income Class II Fund                    404,169,728     22,032,667
AFIS Growth Fund                                     99,378,867    969,544,524
AFIS Growth Class II Fund                           613,940,142     11,532,992
AFIS Asset Allocation Fund                            7,888,054    289,043,778
AFIS Asset Allocation Class II Fund                  87,653,734     31,005,012
AFIS High-Yield Bond Fund                            17,604,705    137,148,888
AFIS High-Yield Bond Class II Fund                   59,498,712     37,077,073
AFIS U.S. Government/AAA-Rated Securities Fund       13,804,793    100,381,335
AFIS U.S. Government/AAA-Rated Securities Class
 II Fund                                             28,466,058     11,899,861
AFIS Cash Management Fund                           213,683,685    311,043,009
AFIS Cash Management Class II Fund                   75,250,103     76,519,439
AFIS International Fund                             112,257,655    586,866,053
AFIS International Class II Fund                    229,370,634     35,648,192
AFIS Bond Fund                                       12,847,401     37,892,536
AFIS Bond Class II Fund                              35,161,886      8,822,359
AFIS Global Growth Fund                              95,674,148     37,176,982
AFIS Global Growth Class II Fund                    184,275,909      6,370,615
AFIS Global Small Capitalization Fund               125,197,116     45,632,367
AFIS Global Small Capitalization Class II Fund      144,018,985     13,710,871
AFIS New World Fund                                  32,204,572     11,831,307
AFIS New World Class II Fund                         71,094,817      8,147,783
-----------------------------------------------  -------------- --------------
                                                 $2,753,167,709 $3,766,869,792
                                                 ============== ==============

5. Investments
The following is a summary of investments owned at December 31, 2000.

                                         Net
                             Shares      Asset  Value of        Cost of
                             Outstanding Value  Shares          Shares
-------------------------------------------------------------------------------
AFIS Growth-Income Fund      151,672,222 $35.23 $ 5,343,412,436 $ 4,486,385,367
AFIS Growth-Income Class II
 Fund                         45,657,947  35.13   1,603,963,665   1,661,153,104
AFIS Growth Fund              90,472,104  73.52   6,651,509,155   3,773,469,253
AFIS Growth Class II Fund     22,894,295  73.29   1,677,922,883   1,480,714,198
AFIS Asset Allocation Fund    67,584,855  15.71   1,061,758,081     879,607,472
AFIS Asset Allocation Class
 II Fund                      25,431,513  15.67     398,511,815     400,029,978
AFIS High-Yield Bond Fund     30,746,119  12.25     376,639,956     427,018,114
AFIS High-Yield Bond Class
 II Fund                       9,552,890  12.22     116,736,320     127,988,083
AFIS U.S. Government/AAA-
 Rated Securities Fund        26,503,909  11.73     310,890,854     297,039,745
AFIS U.S. Government/AAA-
 Rated Securities Class II
 Fund                          6,004,741  11.70      70,255,470      66,668,404
AFIS Cash Management Fund     15,885,505  11.65     185,066,129     178,937,204
AFIS Cash Management Class
 II Fund                       4,184,906  11.62      48,628,606      47,459,845
AFIS International Fund      123,505,796  20.59   2,542,984,372   1,839,643,918
AFIS International Class II
 Fund                         21,332,661  20.53     437,959,532     458,447,032
AFIS Bond Fund                13,977,999  10.18     142,296,030     141,957,669
AFIS Bond Class II Fund       10,727,579  10.16     108,992,208     108,475,363
AFIS Global Growth Fund       16,245,084  17.25     280,227,704     245,042,206
AFIS Global Growth Class II
 Fund                         26,027,756  17.21     447,937,685     422,538,898
AFIS Global Small
 Capitalization Fund          12,947,941  14.28     184,896,603     197,797,320
AFIS Global Small
 Capitalization Class II
 Fund                         13,047,762  14.24     185,800,132     204,097,770
AFIS New World Fund            4,281,621   9.85      42,173,969      47,061,743
AFIS New World Class II
 Fund                          8,257,886   9.84      81,257,602      90,804,276
---------------------------                     --------------- ---------------
                                                $22,299,821,207 $17,582,336,962
                                                =============== ===============

6. New Investment Funds
Effective June 17, 1999, the AVIS New World Fund and the AVIS New World Fund Class II Fund became available as investment options for Variable Account contract owners. During 2000, the American Variable Insurance Series (AVIS) family of funds changed its name to American Funds Insurance Series (AFIS).

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account H

We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account H ("Variable Account") (comprised of the AFIS Growth-Income, AFIS Growth-Income Class II, AFIS Growth, AFIS Growth Class II, AFIS Asset Allocation, AFIS Asset Allocation Class II, AFIS High-Yield Bond, AFIS High-Yield Bond Class II, AFIS U.S. Government/AAA-Rated Securities, AFIS U.S. Government/AAA-Rated Securities Class II, AFIS Cash Management, AFIS Cash Management Class II, AFIS International, AFIS International Class II, AFIS Bond, AFIS Bond Class II, AFIS Global Growth, AFIS Global Growth Class II, AFIS Global Small Capitalization, AFIS Global Small Capitalization Class II, AFIS New World and AFIS New World Class II subaccounts), as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account H at December 31, 2000, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              2000        1999
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $21,852.5   $22,985.0
------------------------------------------------------------
Preferred stocks                                                  261.7       253.8
------------------------------------------------------------
Unaffiliated common stocks                                        161.7       166.9
------------------------------------------------------------
Affiliated common stocks                                          743.0       604.7
------------------------------------------------------------
Mortgage loans on real estate                                   4,102.0     4,211.5
------------------------------------------------------------
Real estate                                                       271.7       254.0
------------------------------------------------------------
Policy loans                                                    1,723.5     1,652.9
------------------------------------------------------------
Other investments                                                 485.0       426.6
------------------------------------------------------------
Cash and short-term investments                                 1,448.4     1,409.2
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,049.5    31,964.6
------------------------------------------------------------
Premiums and fees in course of collection                         111.5       115.8
------------------------------------------------------------
Accrued investment income                                         444.2       435.3
------------------------------------------------------------
Reinsurance recoverable                                           450.7       199.0
------------------------------------------------------------
Funds withheld by ceding companies                                 74.4        73.5
------------------------------------------------------------
Company owned policies and contracts                              335.0         9.1
------------------------------------------------------------
Federal income taxes recoverable from parent company                0.1        61.6
------------------------------------------------------------
Goodwill                                                           38.4        43.1
------------------------------------------------------------
Other admitted assets                                             106.1        57.6
------------------------------------------------------------
Separate account assets                                        43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,797.4   $12,184.0
------------------------------------------------------------
Other policyholder funds                                       15,328.8    16,589.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       639.8       364.0
------------------------------------------------------------
Funds held under reinsurance treaties                             849.6       796.9
------------------------------------------------------------
Asset valuation reserve                                           534.1       490.9
------------------------------------------------------------
Interest maintenance reserve                                       20.9        72.3
------------------------------------------------------------
Other liabilities                                                 536.8       627.0
------------------------------------------------------------
Short-term loan payable to parent company                         199.5       205.0
------------------------------------------------------------
Net transfers due from separate accounts                         (976.1)     (896.5)
------------------------------------------------------------
Separate account liabilities                                   43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total liabilities                                              73,835.4    76,538.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     1,942.6
------------------------------------------------------------
Unassigned surplus -- deficit                                    (602.0)     (691.1)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,679.1     2,526.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 8,508.9   $ 7,273.6   $12,737.6
------------------------------------------------------------
Net investment income                                           2,125.5     2,203.2     2,107.2
------------------------------------------------------------
Amortization of interest maintenance reserve                       21.6        29.1        26.4
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           568.4       472.3       179.9
------------------------------------------------------------
Expense charges on deposit funds                                  118.2       146.5       134.6
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       473.9       396.3
------------------------------------------------------------
Other income                                                      166.2        88.8        31.3
------------------------------------------------------------  ---------   ---------   ---------
Total revenues                                                 12,133.6    10,687.4    15,613.3
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,950.3     8,504.9    13,964.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         2,466.2     1,618.3     2,919.4
------------------------------------------------------------  ---------   ---------   ---------
Total benefits and expenses                                    11,416.5    10,123.2    16,883.5
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       717.1       564.2    (1,270.2)
------------------------------------------------------------
Dividends to policyholders                                         80.2        80.3        67.9
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  636.9       483.9    (1,338.1)
------------------------------------------------------------
Federal income taxes (credit)                                      94.9        85.4      (141.0)
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before net realized gain on
investments                                                       542.0       398.5    (1,197.1)
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                            27.9       114.4        46.8
------------------------------------------------------------  ---------   ---------   ---------
Net income (loss)                                             $   569.9   $   512.9   $(1,150.3)
------------------------------------------------------------  =========   =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              --------   --------   ---------
                                                              (IN MILLIONS)
                                                              -------------------------------
Capital and surplus at beginning of year                      $2,526.5   $2,564.5   $ 2,968.4
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                569.9      512.9    (1,150.3)
------------------------------------------------------------
Change in difference in cost and admitted investment amounts      17.2     (101.9)     (304.8)
------------------------------------------------------------
Change in nonadmitted assets                                     (21.9)     (22.9)      (17.1)
------------------------------------------------------------
Change in liability for reinsurance in unauthorized
companies                                                          0.6       26.0       (35.2)
------------------------------------------------------------
Gain on (amortization of) reinsurance of disability income
business                                                          (7.9)      71.8          --
------------------------------------------------------------
Change in policy reserve valuation basis                          (5.6)        --        (0.4)
------------------------------------------------------------
Change in asset valuation reserve                                (43.2)      (6.4)      (34.5)
------------------------------------------------------------
Proceeds from surplus notes due to Lincoln National
Corporation                                                         --         --     1,250.0
------------------------------------------------------------
Paid-in surplus                                                   63.5       12.5       108.4
------------------------------------------------------------
Dividends to Lincoln National Corporation                       (420.0)    (530.0)     (220.0)
------------------------------------------------------------  --------   --------   ---------
Capital and surplus at end of year                            $2,679.1   $2,526.5   $ 2,564.5
------------------------------------------------------------  ========   ========   =========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ----------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 8,082.8   $ 7,671.1   $ 13,495.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                 610.1       (19.9)      (632.4)
------------------------------------------------------------
Investment income received                                      2,109.8     2,168.6      2,003.9
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       470.6        396.3
------------------------------------------------------------
Benefits paid                                                  (9,843.9)   (8,699.4)    (7,395.8)
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses paid   (1,796.4)   (1,734.5)    (2,909.7)
------------------------------------------------------------
Proceeds related to reinsurance of disability income
business                                                             --        71.8           --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (16.3)      (81.2)        84.2
------------------------------------------------------------
Dividends to policyholders                                        (82.6)      (82.8)       (12.9)
------------------------------------------------------------
Other income received and expenses paid, net                      (48.9)      252.1        207.0
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) operating activities              (360.6)       16.4      5,235.8
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      5,845.5     6,557.7     10,926.5
------------------------------------------------------------
Purchase of investments                                        (4,719.6)   (5,940.8)   (16,950.0)
------------------------------------------------------------
Other uses including reinsured policy loans                      (344.6)     (497.0)      (778.3)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) investing activities               781.3       119.9     (6,801.8)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    63.5        12.5        108.4
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --          --      1,250.0
------------------------------------------------------------
Proceeds from borrowings from shareholder                         180.0       205.0        140.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (205.0)     (140.0)      (120.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (420.0)     (530.0)      (220.0)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) financing activities              (381.5)     (452.5)     1,158.4
------------------------------------------------------------  ---------   ---------   ----------
Net increase (decrease) in cash and short-term investments         39.2      (316.2)      (407.6)
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,409.2     1,725.4      2,133.0
------------------------------------------------------------  ---------   ---------   ----------
Cash and short-term investments at end of year                $ 1,448.4   $ 1,409.2   $  1,725.4
------------------------------------------------------------  =========   =========   ==========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2000, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and five non-insurance subsidiaries.

The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

USE OF ESTIMATES
The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS
Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in net income; on a pre-tax basis, in the period in which the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortized of deferred acquisition costs and investment expenses, using the specific identification method. Under GAAP, writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

SUBSIDIARIES
The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheets as investments in affiliated common stocks.

POLICY ACQUISITION COSTS
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

NONADMITTED ASSETS
Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS
Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

BENEFIT RESERVES
Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

REINSURANCE
Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exist.

A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

DEFERRED INCOME TAXES
Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

POLICYHOLDER DIVIDENDS
Policyholder dividends are recognized when declared rather than over the term of the related policies.

SURPLUS NOTES DUE TO LNC
Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

STATEMENTS OF CASH FLOWS
Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                                              CAPITAL AND SURPLUS     NET INCOME (LOSS)
                                                              -----------------------------------------------------
                                                              DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2000        1999        2000      1999      1998
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)           (IN MILLIONS)
                                                              -----------------------------------------------------
Amounts reported on a statutory-basis.......................  $ 2,679.1   $ 2,526.5   $ 569.9   $ 512.9   $(1,150.3)
GAAP adjustments:
  Deferred policy acquisition costs, present value of future
    profits and non-admitted goodwill.......................    3,812.6     3,628.2     287.9     135.0        48.5
  Policy and contract reserves..............................   (2,129.9)   (1,943.1)   (142.3)    (97.3)    1,743.4
  Policyholders' share of earnings and surplus on
    participating business..................................     (131.1)     (122.7)      (.3)     (1.8)        3.2
  Deferred income taxes.....................................      185.2       244.5    (108.3)   (117.4)     (218.6)
  Interest maintenance reserve..............................       20.9        72.3     (51.4)    (87.2)       24.4
  Asset valuation reserve...................................      534.1       490.9        --        --          --
  Nonadmitted assets, including nonadmitted investments.....      196.1       139.6        --        --          --
  Unrealized gain (loss) on investments.....................       38.7      (555.2)       --        --          --
  Net realized loss on investments..........................     (156.5)     (186.4)     18.9     (32.4)     (116.7)
  Investments in subsidiary companies.......................      523.3       460.9      61.8      39.1        41.3
  Other, net................................................     (123.7)      (61.0)     12.7     129.8       103.6
  Surplus notes and related interest........................   (1,250.0)   (1,250.0)       --       1.5        (1.5)
                                                              ---------   ---------   -------   -------   ---------
Net increase (decrease).....................................    1,519.7       918.0      79.0     (30.7)    1,627.6
                                                              ---------   ---------   -------   -------   ---------
Amounts on a GAAP basis.....................................  $ 4,198.8   $ 3,444.5   $ 648.9   $ 482.2   $   477.3
                                                              =========   =========   =======   =======   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Other significant accounting practices are as follows:

INVESTMENTS
Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

Preferred stocks are reported at cost or amortized cost.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

Policy loans are reported at unpaid balances.

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

LOANED SECURITIES
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

GOODWILL
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

PREMIUMS
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

BENEFITS
Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

REINSURANCE CEDED AND ASSUMED
Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

PENSION BENEFITS
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

INCOME TAXES
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

STOCK OPTIONS
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

RECLASSIFICATIONS
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income (loss) of the prior years.

--------------------------------------------------------------------------------
2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. For periods prior to January 1, 2001, effective "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective on January 1, 2001. Indianaadopted the provisions of the revised manual. The revised manual changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements for periods subsequent to December 31, 2000. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported in 2001 financial statements as an adjustment to surplus as of January 1, 2001.Management believes the impact of these changes, upon adoption, will not result in a significant reduction in the Company's statutory-basis capital and surplus.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                              COST OR     GROSS        GROSS
                                                              AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                                              COST        GAINS        LOSSES       VALUE
                                                              -----------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------
At December 31, 2000:
  Corporate.................................................  $17,205.5     $430.8       $542.0     $17,094.3
  U.S. government...........................................      324.2       64.2          2.5         385.9
  Foreign government........................................      812.6       35.9         27.9         820.6
  Mortgage-backed...........................................    3,499.0       89.9         34.2       3,554.7
  State and municipal.......................................       11.2         --           .1          11.1
                                                              ---------     ------       ------     ---------
                                                              $21,852.5     $620.8       $606.7     $21,866.6
                                                              =========     ======       ======     =========

At December 31, 1999:
  Corporate.................................................  $17,758.4     $229.6       $763.0     $17,225.0
  U.S. government...........................................      316.8       29.6         21.5         324.9
  Foreign government........................................      984.5       49.8         39.9         994.4
  Mortgage-backed...........................................    3,913.7       46.2        139.0       3,820.9
  State and municipal.......................................       11.6         --           .5          11.1
                                                              ---------     ------       ------     ---------
                                                              $22,985.0     $355.2       $963.9     $22,376.3
                                                              =========     ======       ======     =========

The carrying amounts of bonds in the balance sheets at December 31, 2000 and 1999 reflect adjustments of $58,300,000 and $38,900,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                    COST OR
                                    AMORTIZED   FAIR
                                    COST        VALUE
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Maturity:
  In 2001.........................  $   740.1   $   742.2
  In 2002-2005....................    4,446.6     4,450.6
  In 2006-2010....................    5,946.1     5,808.8
  After 2010......................    7,220.7     7,310.3
  Mortgage-backed securities......    3,499.0     3,554.7
                                    ---------   ---------
Total.............................  $21,852.5   $21,866.6
                                    =========   =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Proceeds from sales of investments in bonds during 2000, 1999 and 1998 were $2,878,200,000, $5,351,400,000 and $9,395,000,000, respectively. Gross gains during 2000, 1999 and 1998 of $56,000,000, $95,400,000 and $186,300,000,
respectively, and gross losses of $116,500,000, $195,500,000 and $138,000,000, respectively, were realized on those sales.

At December 31, 2000 and 1999, investments in bonds, with an admitted asset value of $99,900,000 and $116,500,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR    GROSS       GROSS
                                          AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                          COST       GAINS       LOSSES      VALUE
                                          -----------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------
At December 31, 2000:
  Preferred stocks......................   $261.7      $ 2.9       $25.1     $239.5
  Unaffiliated common stocks............    145.7       30.7        14.7      161.7
At December 31, 1999:
  Preferred stocks......................   $253.8      $ 1.3       $31.5     $223.6
  Unaffiliated common stocks............    150.4       34.2        17.7      166.9

The carrying amount of preferred stocks in the balance sheets at December 31, 2000 and 1999 reflects adjustments of $7,600,000 and $4,100,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

During 2000, the minimum and maximum lending rates for mortgage loans were 6.63% and 9.33%, respectively. At the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.
Components of the Company's investments in real estate are summarized as follows:

                                         DECEMBER 31
                                         2000     1999
                                         ---------------
                                         (IN MILLIONS)
                                         ---------------
Occupied by the Company:
  Land.................................  $  2.5   $  2.5
  Buildings............................    10.5     11.1
  Less accumulated depreciation........    (2.5)    (2.2)
                                         ------   ------
Net real estate occupied by the
  Company..............................    10.5     11.4
Other:
  Land.................................    45.8     46.2
  Buildings............................   238.3    226.8
  Other................................    16.3      4.7
  Less accumulated depreciation........   (39.2)   (35.1)
                                         ------   ------
Net other real estate..................   261.2    242.6
                                         ------   ------
Net real estate........................  $271.7   $254.0
                                         ======   ======

The major categories of net investment income are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              ------------------------------
                                                              (IN MILLIONS)
                                                              ------------------------------
Income:
  Bonds.....................................................  $1,744.3   $1,840.6   $1,714.3
  Preferred stocks..........................................      21.3       20.3       19.7
  Unaffiliated common stocks................................       4.9        6.3       10.6
  Affiliated common stocks..................................      10.2        7.8        5.2
  Mortgage loans on real estate.............................     328.1      321.0      323.6
  Real estate...............................................      41.4       57.8       81.4
  Policy loans..............................................     109.8      101.7       86.5
  Other investments.........................................      58.7       50.6       26.5
  Cash and short-term investments...........................      77.9       95.9      104.7
                                                              --------   --------   --------
Total investment income.....................................   2,396.6    2,502.0    2,372.5
Expenses:
  Depreciation..............................................      12.8       14.4       19.3
  Other.....................................................     258.3      284.4      246.0
                                                              --------   --------   --------
Total investment expenses...................................     271.1      298.8      265.3
                                                              --------   --------   --------
Net investment income.......................................  $2,125.5   $2,203.2   $2,107.2
                                                              ========   ========   ========

Net realized capital gains/(losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2000     1999     1998
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Net realized capital gains (losses).........................  $(60.3)  $ 20.8   $179.7
Less amount transferred to IMR (net of related taxes
  (credits) of ($16.0), ($31.4) and $27.3 in 2000, 1999 and
  1998, respectively).......................................   (29.7)   (58.3)    50.8
                                                              ------   ------   ------
                                                               (30.6)    79.1    128.9
Less federal income taxes (credits) on realized gains.......   (58.5)   (35.3)    82.1
                                                              ------   ------   ------
Net realized capital gains after transfer to IMR and taxes
  (credits).................................................  $ 27.9   $114.4   $ 46.8
                                                              ======   ======   ======

--------------------------------------------------------------------------------
4. SUBSIDIARIES

The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ('LNH&C'), Lincoln National

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)
Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").
Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                       DECEMBER 31, 2000
                       ------------------------------------
                       FIRST PENN  LNH&C   LNRAC   LNY
                       ------------------------------------
Cash and invested
  assets.............   $1,376.9   $422.0  $410.5  $1,947.0
Other assets.........       41.6     46.4   487.1     371.5
                        --------   ------  ------  --------
Total admitted
  assets.............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

Insurance reserves...   $1,305.3   $339.2  $231.9  $1,772.1
Other liabilities....       41.8     36.1   598.1      48.0
Separate account
  liabilities........         --       --      --     329.8
Capital and surplus..       71.4     93.1    67.6     168.6
                        ========   ======  ======  ========
Total liabilities and
  capital and
  surplus............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

                       YEAR ENDED DECEMBER 31, 2000
                       -----------------------------------
                       FIRST
                       PENN     LNH&C    LNRAC      LNY
                       -----------------------------------
Revenues.............  $327.6   $256.4   $1,646.6   $389.8
Benefits and
  expenses...........   322.2    259.4    1,630.7    341.8
Net realized
  losses.............      --      (.1)       (.1)    (2.2)
                       ------   ------   --------   ------
Net income (loss)....  $  5.4   $ (3.1)  $   15.8   $ 45.8
                       ======   ======   ========   ======

                           DECEMBER 31, 1999
                           ------------------------------------
                           FIRST PENN  LNH&C   LNRAC   LNY
                           ------------------------------------
Cash and invested
  assets.................   $1,318.7   $434.6  $443.6  $1,888.6
Other assets.............       40.6    55.5    492.6     403.1
                            ========   ======  ======  ========
Total admitted assets....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

Insurance reserves.......   $1,242.2   $394.4  $261.4  $1,802.4
Other liabilities........       44.3    27.9    614.4      25.6
Separate account
  liabilities............         --      --       --     328.8
Capital and surplus......       72.8    67.8     60.4     134.9
                            ========   ======  ======  ========
Total liabilities and
  capital and surplus....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

                           YEAR ENDED DECEMBER 31, 1999
                           ------------------------------
                           FIRST
                           PENN    LNH&C   LNRAC  LNY
                           ------------------------------
Revenues.................  $332.7  $263.3  $88.4  $313.3
Benefits and expenses....   329.0  346.9   75.4    291.4
Net realized gains
  (losses)...............      --     --     .2     (2.0)
                           ------  ------  -----  ------
Net income (loss)........  $  3.7  $(83.6) $13.2  $ 19.9
                           ======  ======  =====  ======

LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 2000. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,600,000 at December 31, 2000. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $264,000,000 at December 31, 2000. Wakefield's assets as of December 31, 2000 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $25,700,000 at December 31, 2000. LLAD was formed in 2000 to distribute the Company's products to its customers and is valued on the equity method with an admitted asset value of $45,200,000 at December 31, 2000.

The carrying value of all affiliated common stocks, was $743,000,000 and $604,700,000 at December 31, 2000 and 1999, respectively. The cost basis of investments in subsidiaries as of December 31, 2000 and 1999 was $1,058,300,000 and $970,700,000, respectively.

During 2000, 1999 and 1998, the insurance subsidiaries paid dividends to the Company of $11,000,000, $5,200,000 and $5,200,000, respectively.

--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES

The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5. FEDERAL INCOME TAXES (CONTINUED)
statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

In 2000 and 1999, capital losses of $174,000,000 and $151,700,000 respectively, were incurred and carried back to recover taxes paid in prior years.

The Company paid (received) ($42,600,000), $45,300,000 and $2,300,000 to (from)
LNC in 2000, 1999 and 1998, respectively, for federal income taxes.

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as 'Policyholders' Surplus.' The Company has approximately $187,000,000 of untaxed 'Policyholders' Surplus' on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

--------------------------------------------------------------------------------
6. SUPPLEMENTAL FINANCIAL DATA

The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $123,500,000 and $81,200,000 at December 31, 2000 and 1999, respectively.
The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded in the amounts of $5,237,000,000 and $5,340,000,000 as of December 31, 2000 and
1999, respectively.
Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                            YEAR ENDED DECEMBER 31
                            2000       1999       1998
                            ------------------------------
                            (IN MILLIONS)
                            ------------------------------
Insurance assumed.........  $3,952.9   $2,606.5   $9,018.9
Insurance ceded...........   2,766.6    1,675.1      877.1
                            --------   --------   --------
Net reinsurance
  premiums................  $1,186.3   $  931.4   $8,141.8
                            ========   ========   ========

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $1,875,000,000, $2,609,000,000 and $2,098,800,000 for
2000, 1999 and 1998, respectively.

Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                    DECEMBER 31
                                    2000        1999
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Premium deposit funds.............  $14,762.0   $16,208.3
Undistributed earnings on
  participating business..........      345.2       346.9
Other.............................      221.6        34.3
                                    ---------   ---------
                                    $15,328.8   $16,589.5
                                    =========   =========

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                  DECEMBER 31, 2000
                                  -------------------------
                                                    NET OF
                                  GROSS   LOADING   LOADING
                                  -------------------------
                                  (IN MILLIONS)
                                  -------------------------
Ordinary new business...........  $13.0    $ 8.1     $ 4.9
Ordinary renewal................   57.9     15.7      42.2
Group life......................    9.7       .2       9.5
                                  -----    -----     -----
                                  $80.6    $24.0     $56.6
                                  =====    =====     =====

                                   DECEMBER 31, 1999
                                   -------------------------
                                                     NET OF
                                   GROSS   LOADING   LOADING
                                   -------------------------
                                   (IN MILLIONS)
                                   -------------------------
Ordinary new business............  $10.8    $ 7.3     $ 3.5
Ordinary renewal.................   54.2      6.8      47.4
Group life.......................   13.7       .1      13.6
                                   -----    -----     -----
                                   $78.7    $14.2     $64.5
                                   =====    =====     =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
7. ANNUITY RESERVES

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                        AMOUNT      PERCENT
                                        -------------------
                                        (IN MILLIONS)
                                        -------------------
Subject to discretionary withdrawal
  with adjustment:
  With market value adjustment........  $ 1,970.6       3%
  At book value, less surrender
    charge............................    1,534.7       2
  At market value.....................   41,634.6      69
                                        ---------     ---
                                         45,139.9      74
Subject to discretionary withdrawal
  without adjustment at book value
  with minimal or no charge or
  adjustment..........................   12,598.5      21
Not subject to discretionary
  withdrawal..........................    2,934.7       5
                                        ---------     ---
Total annuity reserves and deposit
  fund................................   60,673.1     100%
                                                      ===
Less reinsurance......................    1,313.6
                                        ---------
Net annuity reserves and deposit fund
  liabilities, including separate
  accounts............................  $59,359.5
                                        =========

--------------------------------------------------------------------------------
8. CAPITAL AND SURPLUS

In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note, for $500,000,000, was issued to LNC in connection with the CIGNA Corporation ("CIGNA") indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750,000,000 was issued on December 18, 1998, to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION      ACCRUED
                                                   OUTSTANDING AT                   TO DATE     INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST    DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       2000       INTEREST PAID     PAID          2000
  -----------                      --------------  --------------  -------------  -----------  -------------
  January 5, 1998................   $     500.0      $     500.0    $     24.6    $     89.7     $      8.2
  December 18, 1998..............         750.0            750.0          33.9          80.7           11.3
                                    -----------      -----------    ----------    ----------     ----------
  Total..........................   $   1,250.0      $   1,250.0    $     58.5    $    170.4     $     19.5
                                    ===========      ===========    ==========    ==========     ==========

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company exceeds the RBC requirements.

The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. The Company assumed a block of individual life insurance and annuity business from CIGNA

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8. CAPITAL AND SURPLUS (CONTINUED)
in January 1998 and a block of individual life insurance business from Aetna in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission is recorded in the Statement of Operations as a expense resulting in a reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 2000 and it will be necessary for the Company to obtain the prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends, in amounts consistent with those paid in the past, can be obtained.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

--------------------------------------------------------------------------------
9. EMPLOYEE BENEFIT PLANS

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 and are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments on the option issuance anniversary in the four year period following the grant anniversary date. A "reload option" feature was added in 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

As a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company have decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

The Company recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. The Company hedges this volatility by purchasing call options on LNC stock. These call options are also marked-to-market through income.

As of December 31, 2000, there were 2,514,507 and 1,421,102 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 951,229 and 572,139, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $53.78. During 2000, 1999 and 1998 there were $190,100, 318,421 and 136,469 options exercised, respectively, and 383,364, 82,024 and 18,288 options forfeited, respectively.

As of December 31, 2000, there were 7,850 and 653,300 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR program. Of the SARs granted, 3,400 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2000, there were no SARS exercised and 5,100 SARs were forfeited.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1,400,000 in 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

DISABILITY INCOME CLAIMS
The liabilities for disability income claims, net of the related asset for amounts recoverable from reinsurers, at December 31, 2000 and 1999, were $242,700,000 and $221,600,000, respectively. The liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

PERSONAL ACCIDENT PROGRAMS
From 1997 through 1999, the Company and its wholly owned subsidiary, LNH&C, reduced new writings of personal accident programs and has now exited the personal accident line of business. As an exited line of business, new agreements are not being entered into; however, the Company must continue to accept premiums for a limited period according to contract terms under agreements in force. As the existing block of personal accident programs runs off, management continues to review the status of the reserves associated with these programs, the development of related financial results.

The exited programs include certain excess-of-loss personal accident reinsurance programs created in the London market and certain workers' compensation carve-out programs managed by Unicover Managers, Inc. The aggregate liabilities associated with the exited personal accident line of business were $169,500,000 and $174,700,000 at December 31, 2000 and 1999, respectively.

The reserves for the various programs included within the personal accident line of business are based on various estimates that are subject to considerable uncertainty. Accordingly, the liability established for the personal accident line of business may prove to be deficient or excessive. However, it is management's opinion that future developments in the personal accident line of business will not materially affect the financial position of the Company.

HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
The liabilities for HMO excess-of-loss and group carrier medical claims, net of the related assets for amounts recoverable from reinsurers, was $48,300,000 and $101,900,000 at December 31, 2000 and 1999, respectively. LNH&C reviews reserve levels on an ongoing basis. The liabilities are based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

MARKETING AND COMPLIANCE MATTERS
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

GROUP PENSION ANNUITIES
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

LEASES
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

Total rental expense on operating leases in 2000, 1999 and 1998 was $45,600,000, $38,900,000 and $34,000,000, respectively. Future minimum rental commitments are as follows (in millions):

2001............................................  $ 41.6
2002............................................    39.3
2003............................................    36.1
2004............................................    34.8
2005............................................    34.5
Thereafter......................................   113.8
                                                  ------
                                                  $300.1
                                                  ======

INFORMATION TECHNOLOGY COMMITMENT
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2000, 1999 and 1998 were $65,100,000, $67,400,000 and
$54,800,000 respectively. Future minimum annual costs range from $40,900,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
INSURANCE CEDED AND ASSUMED
The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2000, the reserves associated with these reinsurance arrangements totaled $1,224,400,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $7,900,000 recognized in income in 2000.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2000, the Company provided $19,700,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $16,700,000 and $17,300,000 at December 31, 2000 and 1999,
respectively.

VULNERABILITY FROM CONCENTRATIONS
At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 29% of such mortgages, or $1,169,300,000, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $62,000,000.

At December 31, 2000, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition. Although the Company does not have any significant

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2000, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 44% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

OTHER CONTINGENCY MATTERS
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

In early 2000, a lawsuit was filed against the Company by an annuity contractholder. In this case, the plaintiff sought class certification on behalf of all contractholders who acquired variable annuities from the Company to fund tax-deferred qualified retirement plans. The plaintiff claimed that marketing variable annuities for use in such plans is inappropriate. This action was recently dismissed without prejudice, but might be refiled in another form.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. The agreement is subject to court approval and is expected to become final in 2001. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 polices. Total charges recorded during 2000 for this preliminary settlement were $64,700,000.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

DERIVATIVES
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, credit risk, commodity risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                              ASSETS (LIABILITIES)
                                                              ---------------------------------
                                          NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                          CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                          -----------------------------------------------------
                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          2000      1999      2000      2000    1999      1999
                                          -----------------------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements..........  $1,558.8  $2,508.8   $ 2.7    $  0.4   $ 5.2    $ 3.2
  Swaptions.............................   1,752.0   1,837.5     8.2       0.9    12.2     10.8
  Interest rate swaps...................     708.2     630.9      --      38.1      --    (19.5)
  Put options...........................        --      21.3      --        --      --      1.9
                                          --------  --------   -----    ------   -----    -----
                                           4,019.0   4,998.5    10.9      39.4    17.4     (3.6)
Foreign currency derivatives:
  Forward contracts.....................      37.5      44.2     2.6       2.5      --      (.4)
                                          --------  --------   -----    ------   -----    -----
                                          $4,056.5  $5,042.7   $13.5    $ 41.9   $17.4    $(4.0)
                                          ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                              INTEREST RATE CAPS            SWAPTIONS
                                                              -----------------------------------------------------
                                                              2000           1999           2000           1999
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------------
Balance at beginning of year................................  $2,508.8       $4,108.8       $1,837.5       $1,899.5
Terminations and maturities.................................    (950.0)      (1,600.0)         (85.5)         (62.0)
                                                              --------       --------       --------       --------
Balance at end of year......................................  $1,558.8       $2,508.8       $1,752.0       $1,837.5
                                                              ========       ========       ========       ========

                                    INTEREST RATE SWAPS         SPREAD-LOCKS                        FINANCIAL FUTURES
                                    ---------------------------------------------------------------------------------------------
                                    2000          1999          2000          1999                  2000          1999
                                    ---------------------------------------------------------------------------------------------
Balance at beginning of year......  $ 630.9       $ 258.3       $    --       $            --       $    --       $            --
New contracts.....................    652.2         482.4         100.0                    --         267.2                    --
Terminations and maturities.......   (574.9)       (109.8)       (100.0)                   --        (267.2)                   --
                                    -------       -------       -------       ---------------       -------       ---------------
Balance at end of year............  $ 708.2       $ 630.9       $    --       $            --       $    --       $            --
                                    =======       =======       =======       ===============       =======       ===============

                                                              PUT OPTIONS              COMMODITY SWAPS
                                                              ----------------------------------------------------
                                                              2000         1999        2000                  1999
                                                              ----------------------------------------------------
Balance at beginning of year................................  $ 21.3       $21.3       $            --       $ 8.1
New contracts...............................................      --          --                    --          --
Terminations and maturities.................................   (21.3)         --                    --        (8.1)
                                                              ------       -----       ---------------       -----
Balance at end of year......................................  $   --       $21.3       $            --       $  --
                                                              ======       =====       ===============       =====

                                                              FOREIGN CURRENCY DERIVATIVES
                                                              (FOREIGN INVESTMENTS)
                                                              ---------------------------------------------------
                                                              FOREIGN EXCHANGE                  FOREIGN CURRENCY
                                                              FORWARD CONTRACTS                 SWAPS
                                                              ---------------------------------------------------
                                                              2000                  1999        2000        1999
                                                              ---------------------------------------------------
                                                              (IN MILLIONS)
                                                              ---------------------------------------------------
Balance at beginning of year................................  $            --       $ 1.5       $44.2       $47.2
New contracts...............................................               --         2.7          --          --
Terminations and maturities.................................               --        (4.2)       (6.7)       (3.0)
                                                              ---------------       -----       -----       -----
Balance at end of year......................................  $            --       $  --       $37.5       $44.2
                                                              ===============       =====       =====       =====

INTEREST RATE CAP AGREEMENTS
The interest rate cap agreements, which expire in 2001 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other investments (amortized costs of $2,700,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SWAPTIONS
Swaptions, which expire in 2002 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $8,200,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SPREAD LOCK AGREEMENTS
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2000.

FINANCIAL FUTURES CONTRACTS
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2000.

INTEREST RATE SWAP AGREEMENTS
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The forecasted purchase of assets related to certain other portfolios of assets is a continuing hedge program. Current interest rate swap positions in this program will hedge asset purchases in 2001.

PUT OPTIONS
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

COMMODITY SWAPS
The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from the commodity swap were recorded in net investment income. The fixed income security was called in 1999 and the commodity swap expired.

FOREIGN CURRENCY DERIVATIVES
The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, both of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future.

ADDITIONAL DERIVATIVE INFORMATION
Expenses for the agreements and contracts described above amounted to $7,300,000, $6,200,000 and $10,000,000 in 2000, 1999 and 1998, respectively.
Deferred gains and deferred losses of $800,000 and $7,000,000, respectively, as of December 31, 2000, were primarily the result of terminated interest rate swaps, spread-lock agreements, put options and financial futures contracts. The deferred losses are included with the related fixed maturity securities to which the hedge applied and the deferred gains are recorded as a liability. Both the deferred gains and the deferred losses are being amortized over the life of the securities to which the respective hedges applied.

--------------------------------------------------------------------------------
11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

BONDS AND UNAFFILIATED COMMON STOCK
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

PREFERRED STOCK
Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

MORTGAGE LOANS ON REAL ESTATE
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or
3) the fair value of the collateral if the loan is collateral dependent.

POLICY LOANS
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

INVESTMENT-TYPE INSURANCE CONTRACTS
The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of 'investment-type insurance contracts' are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value.

SURPLUS NOTES DUE TO LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

DERIVATIVES
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial futures contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps and put options.

INVESTMENT COMMITMENTS
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

SEPARATE ACCOUNTS
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              DECEMBER 31
                                                              -------------------------------------------------
                                                              2000                      1999
                                                              -----------------------   -----------------------
                                                              CARRYING                  CARRYING
ASSETS (LIABILITIES)                                          VALUE        FAIR VALUE   VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                              (IN MILLIONS)
                                                              -------------------------------------------------
Bonds.......................................................  $ 21,852.5   $ 21,866.6   $ 22,985.0   $ 22,376.3
Preferred stocks............................................       261.7        239.5        253.8        223.6
Unaffiliated common stocks..................................       161.7        161.7        166.9        166.9
Mortgage loans on real estate...............................     4,102.0      4,132.8      4,211.5      4,104.0
Policy loans................................................     1,723.5      1,845.0      1,652.9      1,770.5
Other investments...........................................       485.0        485.0        426.6        426.6
Cash and short-term investments.............................     1,448.4      1,448.4      1,409.2      1,409.2
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest
    contracts...............................................   (16,126.3)   (15,850.5)   (17,730.4)   (17,364.3)
  Remaining guaranteed interest and similar contracts.......      (243.8)      (247.9)      (454.7)      (465.1)
Short-term debt.............................................      (199.5)      (199.5)      (205.0)      (205.0)
Surplus notes due to LNC....................................     1,250.0      1,074.5     (1,250.0)    (1,022.1)
Derivatives.................................................        13.5         41.9         17.4         (4.0)
Investment commitments......................................          --          2.2           --         (0.8)
Separate account assets.....................................    43,904.6     43,904.6     46,105.1     46,105.1
Separate account liabilities................................   (43,904.6)   (43,904.6)   (46,105.1)   (46,105.1)

--------------------------------------------------------------------------------
12. TRANSACTIONS WITH AFFILIATES

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $57,500,000, $60,400,000 and $76,700,000 in 2000, 1999
and 1998, respectively. LLAD incurred expenses of $112,900,000, $113,400,000 and $102,400,000 in 2000, 1999 and 1998, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2000 and 1999 include the Company's participation in a short-term cash management program with LNC of $377,700,000 and $390,300,000, respectively. Related investment income amounted to $24,000,000, $16,700,000 and $16,800,000 in 2000, 1999 and 1998,
respectively. The short-term loan payable to parent company at December 31, 2000 and 1999 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies which resulted in a net payment of $65,700,000, $49,400,000 and $92,100,000 in
2000, 1999 and 1998, respectively.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                               YEAR ENDED DECEMBER 31
                               2000       1999     1998
                               --------------------------
                               (IN MILLIONS)
                               --------------------------
Insurance assumed............  $   21.2   $ 19.7   $ 13.7
Insurance ceded..............   2,192.1    777.6    290.1

The balance sheets include reinsurance balances with affiliated companies as follows:

                                    DECEMBER 31
                                    2000           1999
                                    -----------------------
                                    (IN MILLIONS)
                                    -----------------------
Future policy benefits and claims
  assumed.........................  $  584.4       $  413.7
Future policy benefits and claims
  ceded...........................   1,682.8        1,680.4
Amounts recoverable on paid and
  unpaid losses...................     286.9          146.4
Reinsurance payable on paid
  losses..........................       9.3            8.8
Funds held under reinsurance
  treaties-net liability..........   3,294.6        2,106.4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. TRANSACTIONS WITH AFFILIATES (CONTINUED)
Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $709,500,000 and $917,300,000 at December 31, 2000 and 1999, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2000 and 1999, LNC had guaranteed $709,500,000 and $818,900,000, respectively, of these letters of credit. At December 31, 2000 and 1999, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $133,700,000 and $118,800,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.

--------------------------------------------------------------------------------
13. SEPARATE ACCOUNTS

Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums, deposits and other considerations amounted to $5,708,600,000, $4,572,600,000 and $3,953,300,000 in 2000, 1999 and 1998,
respectively. Reserves for separate accounts with assets at fair value were $42,888,800,000 and $45,198,900,000 at December 31, 2000 and 1999, respectively.
All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999           1998
                                                              -----------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------
Transfers as reported in the Summary of Operations of the
separate accounts:
  Transfers to separate accounts............................  $ 5,719.2  $ 4,573.2      $ 3,954.9
  Transfers from separate accounts..........................   (5,830.0)  (4,933.8)      (4,069.8)
                                                              ---------  ---------      ---------
Net transfers from separate accounts as reported in the
Summary of Operations.......................................  $  (110.8) $  (360.6)     $  (114.9)
                                                              =========  =========      =========

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
February 2, 2001

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a) List of Financial Statements

      1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

      2. Part B The following Financial Statements for the Variable Account are included in Part B of this Registration Statement.

         Statement of Assets and Liability -- December 31, 2000
         Statement of Operations -- Year ended December 31, 2000
         Statements of Changes in Net Assets -- Years ended December 31, 2000 and 1999
         Notes to Financial Statements -- December 31, 2000
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B The following Statutory-Basis Financial Statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:


Balance Sheets Statutory-Basis--December 31, 2000 and 1999
Statements of Operations Statutory-Basis--Years ended December 31, 2000, 1999 and 1998
Statements of Changes in Capital and Surplus Statutory-Basis--Years ended December 31, 2000, 1999 and 1998
Statements of Cash Flows Statutory-Basis--Years ended December 31, 2000, 1999 and 1998
Notes to Statutory-Basis Financial Statements--December 31, 2000
Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(2)    None.

(3)(a) Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(3)(b) Amendment to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 27, 1998.

(3)(c) Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 27, 1998.

(3)(d) Amendment dated October 15, 1999 to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(3)(e) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(3)(f) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(3)(g) Amendment dated July 20, 2000 to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on April 10, 2001.

(3)(h) Selling Group Agreement dated November 2000 incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on April 10, 2001.


(4)(a) Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.


(4)(b) Amendment No. 1 effective July 1, 1999 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 28, 2000.

   (c) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 28, 2000.

   (d) Variable Annuity Contract - version A incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 28, 2000.

   (e) Amendment No. 1 to Variable Annuity Contract - version A incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 28, 2000.

   (f) Amendment No. 2 to Variable Annuity Contract - version A and to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 28, 2000.

   (g) Amendment No. 3 to Variable Annuity Contract - version A incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 28, 2000.

   (h) Amendment No. 4 to Variable Annuity Contract and to Variable Annuity Contract - version A.

   (i) Amendment No. 5 to Variable Annuity Contract and to Variable Annuity Contract - version A.

   (j) Amendment No. 6 (EEB Rider) to Variable Annuity Contract and to Variable Annuity Contract - version A.

   (k) Form of Amendment No. 7 (I4L-Q) to Variable Annuity Contract and to Variable Annuity Contract - version A.

(4)(l) Form of Amendment No. 8 (I4L-NQ) to Variable Annuity Contract and to Variable Annuity Contract - version A.

(5)    Application

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(7)    Not applicable.


(8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, Form N-1A (2-80741), Amendment No. 21 filed on April 10, 2000.


(8)(b) Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(8)(c) Amendment to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

   (d) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(9) Opinion and consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(10)   Consent of Ernst & Young LLP, Independent Auditors

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation for Performance Quotations incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(14)   Not applicable

(15)   Other Exhibits:
                (a)  Organizational Chart of the Lincoln National Insurance
                      Holding Company System
                (b)  Books and Records Report



(16)   Powers of Attorney


       (a) Janet Chrzan
       (b) Lawrence T. Rowland incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 28, 2000.
       (c) Charles Haldeman, Jr.
       (d) Richard C. Vaughan incorporated herein by reference to Registration
           Statement on Form N-4 (333-18419) filed on March 28, 2000.
       (e) Jon A. Boscia incorporated herein by reference to Registration
           Statement on Form N-4 (333-18419) filed on March 28, 2000.


Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Jon A. Boscia**          President and Director


Lorry J. Stensrud*       Chief Executive Officer of Annuities, Executive Vice
                         President, and Director

John H. Gotta****        Chief Executive Officer of Life Insurance, Executive
                         Vice President, and Director

Gary W. Parker****       Senior Vice President

Charles E. Haldeman,
Jr.*****                 Director


Cynthia A. Rose*         Secretary and Assistant Vice President

Lawrence T. Rowland***   Executive Vice President and Director




Eldon J. Summers*        Second Vice President and Treasurer

Richard C. Vaughan**     Director

Elizabeth Frederick*     Senior Vice President and General Counsel


Janet Chrzan*            Senior Vice President, Chief Financial Officer and
                         Director

Diane Dillman*           Director of Annuities Compliance

Christine Frederick****  Director of Life Compliance


*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112.
***Principal business address is One Reinsurance Place, 1700 Magnavox Way,
Fort Wayne, Indiana 46804-1538.
****Principal business address is 350 Church Street, Hartford, CT 06103 *****Principal business address is One Commerce Square, 2005 Market Street 39th floor, Philadelphia, PA 19103

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15(a): Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS


     As of February 28, 2001, there were 239,557 (variable and fixed) Contract Owners under Account H.


Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.


     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

Lincoln National Variable Annuity Account E, Lincoln Life Flexible Premium Variable Life Accounts F and J (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51, and 52.

     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Vice President
        27304 Park Vista Road
        Agoura Hills, CA 91301

        John A. Agar                            Vice President
        1501 N. University, Suite 227A
        Little Rock, AR 72207

   Robert B. Aprison                   Vice President
   2983 Bryn Wood Drive
   Madison, WI  53711

L  William W. Bagnard                  Vice President

   Steven L. Barnes                    Senior Vice President
   5400 Mount Meeker Road, STE 1
   Boulder CO  80301-3508


B  Carl R. Bauer                       Vice President

   Michelle A. Bergeron                Senior Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   J. Walter Best, Jr.                 Regional Vice President
   9013 Brentmeade Blvd.
   Brentwood, TN 37027

   Joseph T. Blair                     Senior Vice President
   148 E Shore Ave.
   Groton Long Point, CT 06340

(b)                 (1)                               (2)
     Name and Principal               Positions and Offices
     Business Address                 with Underwriter
     ------------------               ---------------------

     John A. Blanchard                Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208

     Ian B. Bodell                    Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1665

     Mick L. Brethower                Senior Vice President
     2320 North Austin Avenue
     Georgetown, TX  78626

     Alan Brown                       Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

B    J. Peter Burns                   Vice President

     Brian C. Casey                   Vice President
     8002 Greentree Road
     Bethesda, MD  20817

     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Greenwood Village, CO 80120

     Christopher J. Cassin                    Senior Vice President
     19 North Grant Street
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President and Co-Chief
                                              Executive Officer

     Ruth M. Collier                          Senior Vice President
     29 Landsdowne Drive
     Larchmont, NY 10538

S    David Coolbaugh                          Assistant Vice President

(b)                (1)                             (2)
     Name and Principal            Positions and Offices
     Business Address              with Underwriter
     ---------------------         ---------------------

H    Carlo O. Cordasco             Assistant Vice President

     Thomas E. Cournoyer           Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell          Senior Vice President
     3521 Rittenhouse Street, N.W.
     Washington, D.C. 20015

L    Carl D. Cutting               Vice President

     William Daugherty             Regional Vice President
     1216 Highlander Way
     Mechanicsburg, PA 17055

     Guy E. Decker                 Regional Vice President
     345 Trowbridge Lane
     Lawrenceville, GA 30043

     James A. De Perno, Jr.        Regional Vice President
     91 Church Street
     East Aurora, NY 14052

L    Bruce De Priester             Vice President

     Daniel J. Delianedis          Vice President
     8689 Braxton Drive
     Eden Prairie, MN 55347

     Michael A. Dilella            Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill               Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     2627 Mission Street
     San Marino, CA 91108

     Peter J. Doran                           Director, Executive Vice President
     100 Merrick Road, Suite 216W
     Rockville Centre, NY 11570

L    Michael J. Downer                        Secretary

     Michael J. Dullaghan                     Regional Vice President
     1307 Sage Court
     Chesapeake, VA 23320

     Robart W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President



     John Fodor                               Senior Vice President
     15 Latisquama Road
     Southborough, MA 01772

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

   Daniel B. Frick                     Regional Vice President
   845 Western Avenue
   Glen Ellyn, IL 60137

   Clyde E. Gardner                    Senior Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

B  Evelyn K. Glassford                 Vice President


   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064

L  Paul G. Haaga, Jr.                  Director


B  Mariellen Hamann                    Assistant Vice President

   Derek S. Hansen                     Regional Vice President
   13033 Ridgedale Drive, PMB147
   Minnetonka, MN 55305

   David E. Harper                     Senior Vice President
   150 Old Franklin School Road
   Pittstown, NJ 08867

H  Mary Pat Harris                     Assistant Vice President


   Ronald R. Hulsey                    Senior Vice President
   6744 Avalon
   Dallas, TX 75214


   Robert S. Irish                     Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483



   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111


B  Damien M. Jordan                    Vice President

   John P. Keating                     Regional Vice President
   2285 Eagle Harbor Parkway
   Orange Park, FL 32073

   Dorothy Klock                       Vice President
   555 Madison Avenue, 29th Floor
   New York, NY 10022

H  Dianne L. Koske                     Assistant Vice President

   Andrew R. Le Blanc                  Regional Vice President
   78 Eton Road
   Garden City, NY 11530


   Arthur J. Levine                    Senior Vice President
   12558 Highlands Place
   Fishers, IN  46038

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Assistant Vice President


    T. Blake Liberty                    Vice President
    5506 East Mineral Lane
    Littleton, CO 80122


    Mark J. Lien                        Regional Vice President
    5570 Beechwood Terrace
    West Des Moines IA  50266


L   Lorin E. Liesy                      Vice President


    Louis K. Linguata                   Regional Vice President
    170 South Battin
    Wichita, KS 67218

LW  Robert W. Lovelace                  Director


    Stephen A. Malbasa                  Senior Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110


    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Littleton, CO 80121


L   J. Clifton Massar                   Director, Senior Vice President


L   E. Lee McClennahan                  Senior Vice President


    James R. McCrary                    Regional Vice President
    963 1st Street, #1
    Hermosa Beach, CA 90254


S   John V. McLaughlin                  Senior Vice President


    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Vice President
   304 River Oaks Road
   Brentwood, TN 37027


   Peter A. Nyhus                    Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372


   Eric P. Olson                     Vice President
   62 Park Drive
   Glenview, IL 60025


   Jeffrey A. Olson                  Regional Vice President
   930 S. Cowley Street, #305
   Spokane, WA 99202

   Gary A. Peace                     Regional Vice President
   291 Kaanapali Drive
   Napa, CA 94558


   Samuel W. Perry                   Regional Vice President
   4730 East Indian School Road
   Suite 120
   Phoenix, AZ 85018

   David K. Petzke                   Regional Vice President
   4016 Saint Lucia Street
   Boulder, CO 80301

   Fredric Phillips                  Senior Vice President
   175 Highland Avenue, 4th Floor
   Needham, MA  02494


B  Candance D. Pilgrim               Assistant Vice President


   Carl S. Platou                    Vice President
   7455 80th Place, S.E.
   Mercer Island, WA 98040


L  John O. Post                      Senior Vice President


S  Richard P. Prior                  Vice President


   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521


   Brian A. Roberts                  Vice President
   P.O. Box 388
   Glenville, NC 28736


   George S. Ross                    Senior Vice President
   P.O. Box 376
   Southport, ME 04576


L  Julie D. Roth                     Vice President


L  James F. Rothenberg               Director


   Douglas F. Rowe                   Vice President
   414 Logan Ranch Road
   Georgetown, TX 78628

(b)               (1)                                (2)
   Name and Principal                 Positions and Offices
    Business Address                    with Underwriter
   ------------------                 ---------------------


   Christopher S. Rowey               Vice President
   10538 Cheviot Drive
   Los Angeles, CA 90064


   Dean B. Rydquist                   Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30005


   Richard R. Samson                  Senior Vice President
   4604 Glencoe Avenue, # 4
   Marina del Rey, CA 90292


   Joseph D. Scarpitti                Vice President
   31465 St. Andrews
   Westlake, OH  44145


   Shannon D. Schofield               Regional Vice President
   3078 Peachtree Drive, NE
   Atlanta, GA 30305


L  R. Michael Shanahan                Director


   Brad W. Short                      Regional Vice President
   1601 Seal Way
   Seal Beach, CA 90740

   David W. Short                     Chairman of the Board and
   1000 RIDC Plaza, Suite 212         Co-Chief Executive Officer
   Pittsburgh, PA 15238


   William P. Simon                   Senior Vice President
   912 Castlehill Lane
   Devon, PA 19333

   Jerry L. Slater                    Regional Vice President
   4152 42nd Avenue, NE
   Seattle, WA 98105


   Rodney G. Smith                    Senior Vice President
   100 N. Central Expressway,
   Suite 1214
   Richardson, TX 75080


S  Sherrie L. Snyder-Senft            Assistant Vice President

   Anthony L. Soave                   Regional Vice president
   8831 Morning Mist Drive
   Clarkston, MI  48348


L  Therese L. Souiller                Assistant Vice President

   Nicholas D. Spadaccini             Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230


L  Kristen J. Spazafumo               Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94401


LW Eric H. Stern                     Director


B  Max D. Stites                     Vice President


   Thomas A. Stout                   Vice President
   1004 Ditchley Road
   Virginia Beach, VA 23451


   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034


   Francis N. Strazzeri              Senior Vice President
   3021 Kensington Trace
   Tarpon Springs, FL 34689


L  Drew W. Taylor                    Assistant Vice President


   Gary J. Thoma                     Regional Vice President
   604 Thebsen Drive
   Kimberly, WI 54136

L  James P. Toomey                   Vice President


I  Christopher E. Trede              Vice President



   George F. Truesdail               Senior Vice President
   400 Abbotsford Court
   Charlotte, NC 28270


   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920


   J. David Viale                    Regional Vice President
   39 Old Course Drive
   Newport Beach, CA 92660


   Thomas E. Warren                  Vice President
   119 Faubel Street
   Sarasota, FL 34242


L  J. Kelly Webb                     Senior Vice President, Treasurer and
                                     Controller


(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     206 Hardwood Drive
     Venetia PA  15367

B    Timothy W. Weiss             Director

     George J. Wenzel             Regional Vice President
     251 Barden Road
     Bloomfield MI 48304

H    J. D. Wiedmaier              Assistant Vice President

SF   N. Dexter Williams           Senior Vice President

     Timothy J. Wilson            Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo            Director, Senior Vice President

L    Robert L. Winston            Director, Senior Vice President

     William R. Yost              Senior Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Janet M. Young               Regional Vice President
     1616 Vermont
     Houston, TX 77006

     Jonathan A. Young            Regional Vice President
     329 Downing Drive
     Chesapeake, VA 23322

     Scott D. Zambon              Regional Vice President
     2887 Player Lane
     Tustin Ranch, CA 92782

-------------

L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240



(c) Name of Principal Underwriter: American Funds Distributors, Inc.; Net Underwriting Discounts and Commissions: $16,110,708.23.

Item 30.  Location of Accounts and Records

See Exhibit 15(b) is hereby incorporated herein by reference.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 12th day of April 2001.

                         LINCOLN NATIONAL VARIABLE ANNUITY
                         Account H - Legacy III
                         (Registrant)

                         By: /s/ Ronald L. Stopher
                            ---------------------------------
                            Ronald L. Stopher
                            Vice President, Lincoln National Life Insurance, Co.

                         THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                            (Depositor)

                         By: /s/ Lorry J. Stensrud
                            ---------------------------------
                            Lorry J. Stensrud
                            (Signature-Officer of Depositor)
                            Executive Vice President, Lincoln National Life Insurance, Co.
                            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                                        Date
---------                  -----                                        ----

  *                        President and Director                 April 12, 2001
---------------------      (Principal Executive Officer)
Jon A. Boscia



/s/ Lorry J. Stensrud      Executive Vice President,              April 12, 2001
----------------------     Chief Executive Officer of
Lorry J. Stensrud          Annuities, and Director


  **                       Senior Vice President, Chief           April 12, 2001
----------------------     Financial Officer and Director
Janet Chrzan               (Principal Accounting Officer and
                           Principal Financial Officer)


  *                        Executive Vice President               April 12, 2001
----------------------     and Director
Lawrence T. Rowland


                           Executive Vice President,              April __, 2001
----------------------     Chief Executive Officer of
John H. Gotta              Life Insurance, and Director

  *                        Director                               April 12, 2001
----------------------
Richard C. Vaughan


  **                       Director                               April 12, 2001
----------------------
Charles E. Haldeman, Jr.


*By /s/ Steven M. Kluever          Pursuant to a Power of Attorney filed with
    -----------------------------  Post-Effective Amendment No. 4 to the
Steven M. Kluever                  Registration Statement



**By /s/ Steven M. Kluever        Pursuant to a Power of Attorney filed with
     ---------------------------  this Registration Statement
Steven M. Kluever